Filed Pursuant to 497(c);
File Nos. 033-44909 and 811-06520
PROSPECTUS
Managers Funds
MARCH 1, 2014

■ Managers AMG FQ Tax-Managed U.S. Equity Fund
Investor Class: MFQAX		Institutional Class: MFQTX
■ Managers AMG FQ U.S. Equity Fund
Investor Class: FQUAX		Institutional Class: MEQFX
■ Managers AMG FQ Global Alternatives Fund
Investor Class: MGAAX	Service Class: MGASX	Institutional Class: MGAIX
■ Managers AMG FQ Global Essentials Fund
Investor Class: MMAVX	Service Class: MMASX	Institutional Class: MMAFX
P024-0314-03

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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3-17	Summary of The Funds Managers AMG FQ Tax-Managed U.S. Equity Fund Managers AMG FQ U.S. Equity Fund Managers AMG FQ Global Alternatives Fund Managers AMG FQ Global Essentials Fund

18-32	Additional Information About the Funds
Managers AMG FQ Tax-Managed U.S. Equity Fund
Managers AMG FQ U.S. Equity Fund
Managers AMG FQ Global Alternatives Fund
Managers AMG FQ Global Essentials Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

33-40	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

41-50	Financial Highlights Managers AMG FQ Tax-Managed U.S. Equity Fund Managers AMG FQ U.S. Equity Fund Managers AMG FQ Global Alternatives Fund Managers AMG FQ Global Essentials Fund

53	How To Contact Us

Managers Investment Group	1

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Summary of The Funds

Managers AMG FQ Tax-Managed U.S. Equity Fund
Investment Objective
The Managers AMG FQ Tax-Managed U.S. Equity Fund’s (the “Fund”) investment objective is to achieve long-term after-tax returns for investors.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.18%	0.18%
Total Annual Fund Operating Expenses	1.28%	1.03%
Fee Waiver and Expense Reimbursements[2]	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.24%	0.99%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class and Institutional Class would have been 0.21% and 0.20%, respectively.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.24% and 0.99%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$126	$402	$698	$1,542
Institutional Class	$101	$324	$565	$1,256
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. (“First Quadrant” or the “Subadvisor”) considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S. The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund will ordinarily invest in approximately 75 to 250 stocks; however, the number of stocks will vary depending on market conditions and the size of the Fund.
First Quadrant will manage the Fund’s portfolio to minimize taxable distributions to shareholders and will apply a variety of tax-sensitive investment techniques. The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income or reduce exposure to other risks.

Managers Investment Group	3

Summary of The Funds

Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Tax Management Risk—although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Institutional Class)
Best Quarter: 14.52% (3rd Quarter 2009)
Worst Quarter: -25.90% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers AMG FQ Tax-Managed U.S. Equity Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes				3/1/06
	40.16%	19.15%	—	7.01%
Institutional Class Return Before Taxes	40.42%	19.43%	8.74%	—
Institutional Class Return After Taxes on Distributions	40.32%	19.34%	8.64%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	22.96%	15.88%	7.16%	—
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)				3/1/06
	33.55%	18.71%	7.88%	7.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC

4	Managers Investment Group

Summary of The Funds

Subadvisor
First Quadrant, L.P.
Portfolio Managers
Jia Ye, PhD
Partner & Chief Investment Strategist, First Quadrant;
Portfolio Manager of the Fund since 01/08.
David Chrisman, PhD, CFA
Director of Investment Research, First Quadrant;
Portfolio Manager of the Fund since 05/11.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

Summary of The Funds

Managers AMG FQ U.S. Equity Fund
Investment Objective
The Managers AMG FQ U.S. Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fee	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.48%	0.48%
Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver and Expense Reimbursements[2]	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.04%	0.79%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class and Institutional Class would have been 0.50%.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015 to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.79% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$106	$340	$592	$1,314
Institutional Class	$ 81	$261	$457	$1,022
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. (“First Quadrant” or the “Subadvisor”) considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.
The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other

6	Managers Investment Group

Summary of The Funds

government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Hedging Risk—there is no guarantee that hedging strategies will be successful.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Institutional Class)
Best Quarter: 15.38% (3rd Quarter 2009)
Worst Quarter: -21.77% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers AMG FQ U.S. Equity Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes				3/1/06
	30.47%	16.46%	—	6.42%
Institutional Class Return Before Taxes	30.73%	16.77%	8.07%	—
Institutional Class Return After Taxes on Distributions	30.28%	16.48%	7.22%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.70%	13.63%	6.47%	—
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)				3/1/06
	33.55%	18.71%	7.88%	7.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
First Quadrant, L.P.

Managers Investment Group	7

Summary of The Funds

Portfolio Managers
Jia Ye, PhD
Partner & Chief Investment Strategist, First Quadrant;
Portfolio Manager of the Fund since 01/08.
David Chrisman, PhD, CFA
Director of Investment Research, First Quadrant;
Portfolio Manager of the Fund since 05/11.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

Summary of The Funds

Managers AMG FQ Global Alternatives Fund
Investment Objective
The Managers AMG FQ Global Alternatives Fund’s (the “Fund”) investment objective is to achieve total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	1.70%	1.70%	1.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.69%	0.64%	0.48%
Acquired Fund Fees and Expenses	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	2.74%	2.44%	2.28%
Fee Waiver and Expense Reimbursements[2]	(0.74)%	(0.74)%	(0.74)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	2.00%	1.70%	1.54%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class, and Institutional Class would have been 0.71%, 0.66% and 0.50%, respectively.
2 Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.44% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class shares would be 1.94%, 1.69% and 1.44%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the
Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$203	$780	$1,384	$3,017
Service Class	$173	$690	$1,234	$2,720
Institutional Class	$157	$641	$1,153	$2,558
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks its investment objective from investments in the global equity, fixed income and currency markets, independent of market direction. The Fund seeks to generate returns through risk-controlled exposure to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets through a wide range of derivative instruments and direct investments. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside of the United States, including investments that expose the Fund to such issuers, and the Fund will invest in issuers organized, located, or doing a substantial amount of business in or have investments that expose the Fund to issuers organized, located, or doing a substantial amount of business in a minimum of three countries, including the United States. The Fund’s investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance

Managers Investment Group	9

Summary of The Funds

(for example, how global stocks performed relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed-income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); and (iv) risks associated with currencies (collectively, the “First Quadrant Analysis”).
The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including exchange-traded funds (“ETFs”) and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities.
There are no limits on the amount of Fund assets that may be allocated to any one of the equity, bond, and currency asset classes; however, under normal circumstances, it is expected that no more than 50% of the Fund’s exposure to such classes will be in currency forward contracts. Typically, the Fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting bond investments for the Fund, First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”) will have the flexibility to invest in debt-related investments of any credit quality and with any duration. The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund’s investments in certain derivative instruments may be limited by tax considerations.
The Fund may enter into short sales of securities (including ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Fund may be exposed to the following risks directly, by investing in securities, or indirectly through the use of derivatives and ETFs.
Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
Hedging Risk—there is no guarantee that hedging strategies will be successful.
Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

10	Managers Investment Group

Summary of The Funds

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.
Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.
Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Investor Class)
Best Quarter: 4.80% (3rd Quarter 2008)
Worst Quarter: -6.08% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/13
Managers AMG FQ Global Alternatives Fund	1 Year	5 Years	Since Inception
Investor Class Return Before Taxes			3/30/06
	-3.11%	-1.99%	-0.21%
Investor Class Return After Taxes on Distributions			3/30/06
	-5.88%	-2.67%	-1.07%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares			3/30/06
	-1.75%	-1.78%	-0.44%
Service Class Return Before Taxes			1/1/10
	-2.74%	—	-2.44%
Institutional Class Return Before Taxes			1/1/10
	-2.57%	—	-2.31%
Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)			1/1/10
	0.03%	—	0.06%
Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)			3/30/06
	0.03%	0.07%	1.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
First Quadrant, L.P. ("First Quadrant")

Managers Investment Group	11

Summary of The Funds

Portfolio Managers
Edgar Peters
Partner & Co-Director of Global Macro, First Quadrant;
Portfolio Manager of the Fund since 01/13.
Dori Levanoni
Partner & Co-Director of Global Macro
and Portfolio Manager, First Quadrant;
Portfolio Manager of the Fund since 03/06.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Managers Investment Group

Summary of The Funds

Managers AMG FQ Global Essentials Fund
Investment Objective
The Managers AMG FQ Global Essentials Fund’s (the “Fund”) investment objective is to maximize total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.67%	0.50%	0.42%
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses[1]	1.73%	1.31%	1.23%
Fee Waiver and Expense Reimbursements[2]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.60%	1.18%	1.10%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.70%, 0.52% and 0.45%, respectively.
2 Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$163	$532	$926	$2,030
Service Class	$120	$402	$706	$1,568
Institutional Class	$112	$377	$663	$1,477
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund also attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt, currency markets, and commodities utilizing a proprietary dynamic asset allocation process. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers organized, located, or doing a substantial amount of business outside the United States, including investments that expose the Fund to such issuers, and the Fund will invest in issuers organized, located, or doing a substantial amount of business in or have investments that expose the Fund to issuers organized, located, or doing a substantial amount of business in a minimum of three countries, including the United States.
Generally, the Fund intends to allocate to the following asset classes:
•	Inflation-Protected Securities — Generally through investments in exchange traded funds (“ETFs”) and cash sovereign bonds.
•	Sovereign (Foreign Country) Debt — Generally through futures on foreign country debt indices and cash sovereign bonds, which may be used to increase income or hedge against the Fund’s risks related to global equity exposure.
•	Global (U.S. and Non-U.S.) Equities — Generally through equity investments and futures on equity country indices although the Fund may also seek to gain targeted exposure to various sectors by investing in ETFs.
•	High Yield Bonds — Generally through investments in ETFs and derivatives such as total return swaps, which may be used for diversification purposes.
•	Commodities — Generally through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes (“ETNs”).
•	Currency Markets — Generally through the use of derivative instruments such as foreign currency forwards.
Assets are selected by First Quadrant, L.P., (“First Quadrant” or the “Subadvisor”) for inclusion to diversify the portfolio across asset classes. First Quadrant sets investment weights with the objective of balancing risk. Applying this process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.
In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.
First Quadrant’s proprietary, quantitatively based investment process is designed to provide a diversified, risk-balanced global market portfolio. First Quadrant utilizes a risk-based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. The Fund generally will maintain exposures to developed and emerging markets, small capitalization securities, real estate investment trusts (“REITS”), sovereign debt, inflation protected securities, high yield bonds and commodities (through companies in the commodities sector, instruments linked to a commodity index or futures contract or otherwise). The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments, investments in emerging markets currencies, and direct investments. The Fund typically will use a wide range of derivative instruments and ETFs. The Fund may also invest directly in global equity securities and global fixed-income securities (including debt securities guaranteed by supranational organizations such as the World Bank and the United Nations).
In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities, such as ETFs that invest in securities of companies in the commodity sector and/or ETNs, including leveraged ETNs, linked to one or more commodity indices through commodity futures contracts.

Managers Investment Group	13

Summary of The Funds

Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Fund may be exposed to the following risks directly, by investing in securities, or indirectly through the use of derivatives and ETFs.
Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.
Commodities Exposure Risk—exposure to commodities through investments exposed to companies in the commodities sector or commodity futures or otherwise may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.
Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to

14	Managers Investment Group

Summary of The Funds

be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.
Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
Hedging Risk—there is no guarantee that hedging strategies will be successful.
High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.
Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.
Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund’s Institutional Class shares (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 28, 2009. To obtain updated monthly performance

Managers Investment Group	15

Summary of The Funds

information please visit www.managersinvest.com or call 1.800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Institutional Class)
Best Quarter: 17.12% (2nd Quarter 2009)
Worst Quarter: -17.72 (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers AMG FQ Global Essentials Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes				1/1/10
	-2.48%	—	—	6.32%
Service Class Return Before Taxes				1/1/10
	-2.03%	—	—	6.70%
Institutional Class Return Before Taxes	-1.95%	9.94%	4.12%	—
Institutional Class Return After Taxes on Distributions	-1.95%	8.97%	3.26%	—
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	-1.10%	7.54%	3.02%	—
Composite Index (Hedged) (reflects no deduction for fees, expenses, or taxes)				1/1/10
	15.15%	8.57%	4.76%	7.16%
Composite Index (Unhedged) (reflects no deduction for fees, expenses, or taxes)				1/1/10
	15.15%	8.57%	4.76%	7.16%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)				1/1/10
	32.39%	17.94%	7.41%	15.90%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
First Quadrant, L.P.
Portfolio Managers
Edgar Peters
Partner & Co-Director of Global Macro, First Quadrant;
Portfolio Manager of the Fund since 09/09.
Dori Levanoni
Partner & Co-Director of Global Macro
and Portfolio Manager, First Quadrant;
Portfolio Manager of the Fund since 09/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $25,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

16	Managers Investment Group

Summary of The Funds

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	17

Additional Information About the Funds

Managers AMG FQ Tax-Managed U.S. Equity Fund
(“FQ Tax-Managed U.S. Equity Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
First Quadrant will use a proprietary quantitative analytical model to construct the Fund’s portfolio to reflect the characteristics of the Russell 3000® Index (“the “Benchmark”) and will combine a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis will consist of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads, and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant will modify the industry weightings in the Fund’s portfolio relative to the Benchmark based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the Benchmark by more than 5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Fund’s exposure (relative to the Benchmark) to specific securities within an industry. Individual stocks will be selected based upon a bottom-up review of a variety of securityspecific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions, and changes in various indices.
First Quadrant will manage the Fund’s portfolio to minimize taxable distributions to shareholders. First Quadrant will apply a variety of tax-sensitive investment techniques, including the following:
•	Investing in stocks that pay below-average dividends;
•	Employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and
•	Realizing losses on specific securities or specific tax lots of securities to offset realized gains.
First Quadrant will normally sell a security when:
•	It is no longer reasonably priced;
•	The market and economic environment are no longer attractive; or
•	The stock substantially increases the portfolio risk relative to the market.
The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.
The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
PORTFOLIO MANAGERS
Jia Ye, PhD
Partner and Chief Investment
Strategist of First Quadrant
David Chrisman, PhD, CFA
Director of Investment Research of First
Quadrant
See “Fund Management” below for more information on the portfolio managers.

18	Managers Investment Group

Additional Information About the Funds

Managers AMG FQ Tax-Managed U.S. Equity Fund (CONTINUED)
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to high quality, U.S. companies.
•	Seeking an equity portfolio that minimizes the impact of taxes.
•	Willing to accept a higher degree of risk for the opportunity of higher potential returns.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class shares would have similar annual returns as Institutional Class shares because both classes are invested in the same portfolio of securities. However, because Investor Class shares are subject to different expenses than Institutional Class shares, Investor Class share performance varies. The performance information for Investor Class shares of the Fund for periods prior to December 1, 2012 does not reflect the impact of the sales charges (loads) that were in effect until December 1, 2012. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	19

Additional Information About the Funds

Managers AMG FQ U.S. Equity Fund
(“FQ U.S. Equity Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
First Quadrant serves as subadvisor to the Fund. With the help of quantitative analysis, First Quadrant seeks “growth at a reasonable price,” meaning it looks for companies with superior growth prospects that are also good values. First Quadrant’s goal is to provide investors with a core holding of U.S. equities through a diversified portfolio with both growth potential and minimal risk.
When implementing this structured investment strategy, First Quadrant typically:
•	Uses a sophisticated computer model to evaluate a broad universe of 3,000 of the largest stocks, representing approximately 98% of the U.S. market.
•	Identifies stocks that are relatively inexpensive and have rising earnings expectations and are well positioned to benefit from the current market and economic environment.
•	Aims to keep the portfolio turnover rate below the industry average over the long term.
First Quadrant will normally sell a security when:
•	It is no longer reasonably priced;
•	The market and economic environment are no longer attractive; or
•	The stock substantially increases the portfolio risk relative to the market.
The Fund intends to purchase stocks for the long term. However, sudden changes in the valuation, growth expectations, or risk characteristics may cause the Fund to sell stocks after only a short holding period.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to large, high-quality U.S. companies.
•	Seeking long-term growth of capital.
•	Willing to accept short-term volatility of returns.
PORTFOLIO MANAGERS
Jia Ye, PhD
Partner and Chief Investment
Strategist of First Quadrant
David Chrisman, PhD, CFA
Director of Investment Research of First
Quadrant
See “Fund Management” below for more information on the portfolio managers.

20	Managers Investment Group

Additional Information About the Funds

Managers AMG FQ U.S. Equity Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class shares would have similar annual returns as Institutional Class shares because both classes are invested in the same portfolio of securities. However, because Investor Class shares are subject to different expenses than Institutional Class shares, Investor Class share performance varies. The performance information for Investor Class shares of the Fund for periods prior to December 1, 2012 does not reflect the impact of the sales charges (loads) that were in effect until December 1, 2012. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	21

Additional Information About the Funds

Managers AMG FQ Global Alternatives Fund
(“FQ Global Alternatives Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including ETFs and common and preferred stock of U.S. companies and non-U.S. companies) and fixed-income securities (including U.S. and non-U.S. corporate bonds and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations such as the World Bank and the United Nations).
First Quadrant serves as subadvisor to the Fund and selects investments for the Fund based upon the First Quadrant Analysis. First Quadrant applies a global view to portfolio construction for the Fund. Recognizing that the world’s economies are connected, the Fund’s investments in the global equity, bond, and currency markets will be mutually dependent. The Fund’s portfolio will reflect First Quadrant’s assessment of the combination of local market and economic factors, global equity, fixed income or currency market factors and changes in global interest rates. As a result, the relationship between a change in the price of a stock or fixed income market, or a change in a currency exchange rate in one market, may influence the decision to take or adjust positions in other instruments with exposure to other markets or other market types. Because changes in the global equity, bond, and currency markets occur rapidly, it will often be difficult to respond quickly to such changes by investing directly in global equity securities, fixed income securities and currencies. Direct investments may also involve costs that would diminish or eliminate value that First Quadrant identifies in the global equity, bond and currency markets. Therefore, the Fund will often use derivative instruments as its principal means to quickly and efficiently gain exposure to equity securities, fixed income securities, and foreign currencies in seeking to take advantage of value (and reduce exposure to risks) that First Quadrant identifies in the global equity, bond, and currency markets.
The Fund is subject to rigorous ongoing risk management to attempt to minimize volatility and achieve a high correlation between the positions taken and the desired exposures.
As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, or enters into a short sale, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the short position.
As discussed above, the Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
Edgar Peters
Partner and Co-Director of
Global Macro of First Quadrant
Dori Levanoni
Partner, Co-Director of Global
Macro, and Portfolio
Manager of First Quadrant
See “Fund Management” below for more information on the portfolio managers.

22	Managers Investment Group

Additional Information About the Funds

Managers AMG FQ Global Alternatives Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Seeking a mutual fund that may establish long or short exposure to global equity, bond, and currency markets and are willing to accept the risks of global investing.
•	Seeking a mutual fund that invests in a range of alternative investments, including futures, options, and other derivatives, as well as currencies and index exchange-traded funds.
•	Seeking to produce returns that are not directly correlated to major public equity or bond markets and are interested in either growth or income.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class shares are authorized to pay up to 0.20% in shareholder servicing fees and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year to year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Service Class and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Service Class and Institutional Class shares are subject to different expenses than Investor Class shares, Service Class and Institutional Class share performance varies. The performance information for Investor Class shares of the Fund in the bar chart for periods prior to December 1, 2012 does not reflect the impact of the sales charges (loads) that were in effect until December 1, 2012. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	23

Additional Information About the Funds

Managers AMG FQ Global Essentials Fund
(“FQ Global Essentials Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
First Quadrant serves as subadvisor to the Fund and applies a proprietary, quantitatively -based investment process designed to provide a diversified, risk-balanced global market portfolio. Based on the subadvisor’s evaluation of correlations and risk, First Quadrant selects those assets it believes offer moderate to low correlation with other assets included in the portfolio. First Quadrant next applies a proprietary asset allocation methodology designed to determine the portfolio weights of each asset class included. This allocation methodology takes into account the volatility of the capital markets and seeks to provide the optimal weights for current conditions. First Quadrant continually monitors the Fund’s investments utilizing a risk based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. First Quadrant anticipates that the Fund generally will maintain exposures to developed markets, emerging markets, small capitalization securities, real estate investment trusts (“REITS”), commodities sovereign debt, high yield bonds and inflation protected securities.
The Fund may achieve long exposure to global equity and debt through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts.
Because changes in the global equity and debt markets may occur rapidly, it will often be difficult to respond quickly to such changes by investing directly in global equity securities and fixed-income securities. Therefore, the subadvisor will often use derivative instruments as its principal means to gain exposure to equity and fixed-income securities on a cost-efficient basis in seeking to take advantage of value (and reduce exposure to risks) that First Quadrant identifies in the global equity and debt markets.
In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.
The Fund does not hedge its non-U.S. dollar denominated investments.
The Fund’s investments in ETFs, exchange-traded notes (“ETNs”), futures and certain other derivative instruments may be limited by tax considerations. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the derivative.
As discussed above, the Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
Edgar Peters
Partner and Co-Director of
Global Macro of First Quadrant
Dori Levanoni
Partner, Co-Director of Global
Macro, and Portfolio
Manager of First Quadrant
See “Fund Management” below for more information on the portfolio managers.

24	Managers Investment Group

Additional Information About the Funds

Managers AMG FQ Global Essentials Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Seeking a global market portfolio to serve as a core position in your portfolio.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are each authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Institutional Class shares of the Fund. Investor Class and Service Class shares would have similar annual returns as Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Service Class shares are subject to different expenses than Institutional Class shares, Investor Class and Service Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. Performance information also includes historical performance of the Fund for periods prior to September 28, 2009, when the Fund was known as the Managers Fremont Global Fund, had multiple subadvisors and was managed with different investment strategies and policies. The Fund’s past performance would have been different if the Fund were managed solely by the current subadvisor using the current investment strategies and policies, and the performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

Managers Investment Group	25

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure.The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time. Each of the FQ Global Alternatives Fund and FQ Global Essentials Fund may be exposed to the risks mentioned below directly, by investing in securities, or indirectly, through the use of ETFs and derivatives.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
ASSET ALLOCATION RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Funds that invest in a broad array of asset classes may be subject to asset allocation risk. These Funds may allocate assets to an asset class that underperforms other asset classes. For example, each Fund may be overweight in equity-related investments when the stock market is falling and the fixedincome market is rising.
Commodities Exposure Risk
(FQ Global Essentials Fund)
The Fund’s exposure to commodities through investment in ETFs or other instruments that invest directly in or are exposed to companies in the commodities sector or through investments in ETNs which are linked to one or more commodity indices through commodity futures contracts, may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including changes in overall market movements, supply and demand imbalances, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Increased demand for commodities by emerging market countries may result in shortages and cause prices to rise, potentially resulting in speculative investments in commodities. In addition, with respect to the Fund’s exposure to commodities indirectly through companies in the commodities sector and ETNs, there are additional risks to the Fund as there is no guarantee that those companies’ investments and business strategies relating to commodities will be successful, and the value of the Fund’s investments in ETFs or other instruments exposed to companies in the commodities sector, and the value of the companies themselves, may fluctuate more than the value of the relevant underlying commodity or commodities or commodity index.
Credit and Counterparty Risk
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
An issuer of bonds, ETNs or other debt securities may not be able to meet interest, principal or settlement payments or otherwise honor its obligations. This risk of default is present not only for companies, but also for states, cities, counties and political subdivisions thereof that issue bonds or other debt securities. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”). Even if the likelihood of default is low, changes in the perception of an issuer’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
CURRENCY RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
Derivatives Risk
(All Funds)
ETNs, options, futures, forwards and other derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund.

26	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
EMERGING MARKETS RISK
(FQ Global Essentials Fund)
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.
Exchange-Traded Fund Risk
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Funds that invest in ETFs may be subject to risk. ETFs are generally investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be borne by a Fund. As a result, an investment by a Fund in an ETF could cause a Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, a Fund will be indirectly exposed to all of the risks of securities held by the ETF, including the risks that an ETF may not track the underlying index.
Exchange-Traded Note Risk
(FQ Global Essentials Fund)
The Fund invests in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.
Foreign Investment Risk
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and therefore may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
GROWTH STOCK RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.
Hedging Risk
(FQ U.S. Equity Fund, FQ Global Alternatives Fund, FQ Global Essentials Fund)
The decision as to whether and to what extent a Fund will engage in hedging transactions to hedge against such risks as credit and counterparty risk, currency risk, interest risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions.  Accordingly, there can be no assurance that a Fund's hedging strategies will be successful.  Hedging transactions involve costs and may result in losses.
HIGH YIELD RISK
(FQ Global Essentials Fund)
Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest

Managers Investment Group	27

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
or principal payments, a Fund may lose its entire investment. Below-investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.
INFLATION RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.
INTEREST RATE RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond, debt security or portfolio. It is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.
LARGE-CAPITALIZATION STOCK RISK
(FQ Tax-Managed U.S. Equity Fund, FQ U.S. Equity Fund, FQ Global Essentials Fund)
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
LEVERAGE RISK
(FQ U.S. Equity Fund, FQ Global Alternatives Fund, FQ Global Essentials Fund)
Borrowing, leveraged ETNs, futures, forward commitment transactions and other derivative investments may magnify smaller adverse market movements into relatively larger losses for a Fund. There is no assurance that a Fund will leverage its portfolio, or if it does, that the leveraging strategy will be successful.
LIQUIDITY RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
(All Funds)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result. To the extent the Funds’ Subadvisor uses quantitative analyses and/or models, any imperfections or limitations in such analyses and/or models could affect the ability of the Subadvisor to implement its strategies. In particular, these analyses and models may make simplifying assumptions that limit their efficacy, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate and/or does not include the most recent information about a company or a security.
MARKET RISK
(All Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.

28	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
NON-DIVERSIFIED FUND RISK
(FQ Global Alternatives Fund)
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.
POLITICAL RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.
PREPAYMENT RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
REAL ESTATE INDUSTRY RISK
(FQ Tax-Managed U.S. Equity Fund, FQ U.S. Equity Fund, FQ Global Essentials Fund)
The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund's investments in REITs and the real estate industry.
REINVESTMENT RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.
Sector Risk
(FQ Global Essentials Fund)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors.
SHORT SALES RISK
(FQ Global Alternatives Fund)
Selling securities short creates the risk of losing an amount greater than the amount invested. A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. To the extent the Fund engages in short sales of securities it does not own, it might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when such sales are unfavorable. To the extent the Fund engages in short sales of securities it does own, it may have to deliver such securities to meet its short sale delivery obligations at a time when it would not have otherwise divested itself of such securities. Certain regulatory authorities have imposed, and may in the future impose, restrictions on short selling, which may hinder the Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
SMALL- AND MID-CAPITALIZATIOn stock RISK
(FQ Tax-Managed U.S. Equity Fund, FQ U.S. Equity Fund, FQ Global Essentials Fund)
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.

Managers Investment Group	29

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
Tax Risk
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Each Fund has elected and expects to qualify and be treated each taxable year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as a regulated investment company, a Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year be derived from certain sources (referred to below as “qualifying income”). Each Fund invests in a manner that is consistent with its current understanding of these requirements. Congress or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service (the “IRS”) were to take any action that altered the current understanding of these requirements, certain types of income representing a significant portion of a Fund’s gross income may not constitute qualifying income. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy. In addition, it is not certain under current law whether the income and gain derived from particular investments, such as the FQ Global Essentials Fund’s investments in commodity-linked ETNs, constitute qualifying income to the Fund. Notwithstanding the foregoing, the FQ Global Essentials Fund believes that the income and gain that it derives from its investments in commodity-linked ETNs should constitute qualifying income to the Fund. If income that does not constitute qualifying income were to represent more than 10% of the Fund’s gross income in any taxable year, the Fund could in some cases cure such failure of the gross income requirement by paying a Fund-level tax. If the Fund could not or did not cure such failure, it would cease to qualify for the special tax treatment accorded regulated investment companies under federal income tax law and the Fund would be liable for federal income tax at regular corporate income tax rates (approximately 35%) on all of its income for that taxable year. This would likely materially reduce the investment return to the Fund’s shareholders.
Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Funds. Please see the Funds’ Statement of Additional Information dated March 1, 2014, as supplemented from time to time (the “SAI”), for more information.
TAX MANAGEMENT RISK
(FQ Tax-Managed U.S. Equity Fund)
Tax-management strategies applied to the FQ Tax-Managed U.S. Equity Fund are designed to minimize taxable income and capital gains for shareholders. Notwithstanding the use of these strategies, the Fund may have taxable income and may realize taxable capital gains. The ability of the Fund to avoid realizing taxable gains may be affected by the timing of cash flows into and out of the Fund attributable to the payment of expenses and daily net sales and redemptions. In addition, investors purchasing shares when the Fund has large accumulated capital gains could receive a significant portion of the purchase price of these shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets.
U.S. GOVERNMENT SECURITIES RISK
(FQ Global Alternatives Fund, FQ Global Essentials Fund)
Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as FNMA, FHLMC, and FHLBs, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
VALUE STOCK RISK
(FQ Tax-Managed U.S. Equity Fund, FQ U.S. Equity Fund)
Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.
Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the SAI.
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval. Total return, with respect to the investment objective of each of the FQ Global Alternatives Fund and FQ Global Essentials Fund, includes capital appreciation and income.

30	Managers Investment Group

Additional Information About the Funds

Other Important Information About the Funds and their Investment Strategies and Risks (CONTINUED)
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
As described in each Fund’s summary section of the Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' Web site at www.managersinvest.com.
Fund Management

Each Fund is a series of Managers Trust I, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of First Quadrant, the Subadvisor to each Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Submanagers”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Submanagers for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Submanagers and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
First Quadrant, the Subadvisor of the Funds, founded in 1988 and located at 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101, provides asset management to corporations, endowments, foundations, high net worth individuals and public pension plans.
AMG indirectly owns a majority interest in First Quadrant. As of December 31, 2013, First Quadrant had assets and overlays under management of approximately $17.29 billion.
MANAGERS AMG FQ TAX-MANAGED U.S. EQUITY FUND AND MANAGERS AMG FQ U.S. EQUITY FUND
Jia Ye, PhD and David Chrisman, PhD, CFA are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and for supervising the day-to-day operations of the portfolio management team dedicated to the Funds. Ms. Ye and Mr. Chrisman make investment decisions by consensus. Ms. Ye is a Partner of First Quadrant and Chief Investment Strategist, positions she has held since 2008 and 2006, respectively. In 2000, Ms. Ye was named Director (Equities Research), responsible for overseeing the firm’s global market neutral strategies and involved in the construction of equity signals for both domestic and international markets, risk management, and product designs. Mr. Chrisman is a Director of Investment Research of First Quadrant, a position he has held since January 2006, and has been a senior member of First Quadrant's research group since 2000. As a Director of Investment Research, he is responsible for modeling equity returns, developing optimal trading strategies, estimating and analyzing transactions costs, and investigating tax-efficient investment strategies.
The FQ Tax-Managed U.S. Equity Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as Subadvisor. The Investment Manager also provides a variety of administrative services to the FQ Tax-Managed U.S. Equity Fund under its investment management agreement with the Fund, but does not receive additional compensation for providing these services.
The FQ U.S. Equity Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.35% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as Subadvisor.

Managers Investment Group	31

Additional Information About the Funds

Fund Management (CONTINUED)
Pursuant to a separate administration and shareholder servicing agreement, the investment Manager also provides administrative services to the FQ U.S. Equity Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.
MANAGERS AMG FQ GLOBAL ALTERNATIVES FUND and Managers AMG FQ Global Essentials Fund
Edgar Peters and Dori Levanoni are the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. The portfolio managers make investment decisions by consensus. Mr. Peters is a co-head of First Quadrant’s global macro research and portfolio management function and has been with First Quadrant since 2008. He became a partner in 2010. Prior to joining First Quadrant he spent 23 years with PanAgora Asset Management where he was, over time, an equity portfolio manager, Director of Tactical Asset Allocation, Chief Investment Officer of Macro Investments, and Chief Investment Officer. Mr. Levanoni is a Partner and Co-Director of Global Macro at First Quadrant. He became a Partner in 2006 and Co-Director of Global Macro in 2005. Prior to 2005, he served as Associate Director of Research and then Director of Research.
The FQ Global Alternatives Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.70% of the average daily net assets of the
Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as Subadvisor.
The FQ Global Essentials Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.60% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as Subadvisor.
Pursuant to a separate administration and shareholder servicing agreement, the Investment Manager also provides administrative services to the Funds, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-todate, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Funds.
ADDITIONAL INFORMATION
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and First Quadrant is available in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31.
Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.

32	Managers Investment Group

Shareholder Guide

Your Account
You may invest in the FQ Tax-Managed U.S. Equity Fund and the FQ U.S. Equity Fund by purchasing Investor Class or Institutional Class shares. You may invest in the FQ Global Alternatives Fund and FQ Global Essentials Fund by purchasing Investor Class, Institutional Class or Service Class shares. Not all share classes are available for each Fund. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class shares of each Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and certain classes of shares also bear shareholder servicing fees. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, the Institutional Class, Investor Class and Service Class shares are the same, each share representing a proportionate interest in a Fund.
Each Fund and class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Funds’ website at www.managersinvest.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. The Board has also adopted a policy that securities held in a Fund that invests primarily in international securities and certain foreign debt obligations held by a Fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level).
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.
Choosing a Share Class

As described below, investors can choose among the following share classes when investing in the Funds:
•	Investor Class
•	Service Class
•	Institutional Class
Not all share classes are available for each Fund.
The classes differ in the way that they treat Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.

Managers Investment Group	33

Shareholder Guide

Choosing a Share Class (CONTINUED)
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Investor Class Shares
All Funds
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders of the FQ Global Alternatives Fund and the FQ Global Essentials Fund may bear shareholder servicing fees of up to 0.20% and 0.25%, respectively, for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. Shareholders of the FQ Tax-Managed U.S. Equity Fund and the FQ U.S. Equity Fund do not pay shareholder servicing fees. See "Investing Through an Intermediary" below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares of each Fund also pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.
Service Class Shares
FQ Global Alternatives Fund
FQ Global Essentials Fund
Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay distribution (12b-1) fees.
Institutional Class Shares
All Funds
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Investor Class and Service Class shares of the FQ Global Alternatives Fund and the FQ Global Essentials Fund on an ongoing basis and will increase the cost to shareholders who invest in such shares. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.
The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares
Distribution and Service (12b-1) Fees

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for Investor Class shares that allows the Funds to pay fees for selling and distributing Investor Class shares and for providing service to shareholders of Investor Class shares. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of Investor Class shares on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges.

34	Managers Investment Group

Shareholder Guide

Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	35

Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
Managers
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class and Service Class shares and $250,000 for Institutional Class shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our Web site at www.managersinvest.com	Go to our Web site at
www.managersinvest.com. Internet redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.
By bank wire	Not available	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 or more for Investor Class and Service Class shares and $250,000 or more for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

36	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time. With respect to the FQ U.S. Equity Fund and FQ Tax-Managed U.S. Equity Fund, the minimum additional investment amount for Institutional Class shares shall be waived for investments by accounts established prior to March 1, 2006 (the date on which each Fund’s existing share class was redesignated as Institutional Class shares).

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 for Investor Class shares, $5,000 for Service Class shares, or $50,000 for Institutional Class shares due to redemptions you make, or (ii) is below $100, but not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

Managers Investment Group	37

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds' portfolios, increase the Funds' expenses, and have a negative impact on the Funds' performance. There may be additional risks due to frequent trading activities. The FQ Global Essentials Fund may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign investments held by the Fund. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

38	Managers Investment Group

Shareholder Guide

Investor Services (CONTINUED)
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Funds at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
Each Fund other than FQ U.S. Equity Fund normally declares and pays any income dividends annually in December. FQ U.S. Equity Fund normally declares and pays any income dividends and distributions quarterly in March, June, September and December.
Each Fund normally declares and pays net capital gain distributions, if any, annually in December. Most investors have their dividends reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Code, as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year derive from qualifying income. Each Fund invests in a manner that is consistent with its current understanding of these requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders. The FQ Global Essentials Fund invests in commodity-linked ETNs. It is not certain under current law whether the income and gain derived from commodity-linked ETNs constitute qualifying income. Notwithstanding the foregoing, the FQ Global Essentials Fund believes that the income and gain that it derives from its investments in commodity-linked ETNs should constitute qualifying income to the Fund. If the income or gain from a particular instrument were later determined not to constitute qualifying income, and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it were eligible to and were to cure such failure by paying a Fund-level tax.

Managers Investment Group	39

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains for, provided that both you and such distributing Fund meet certain holding period and other requirements. The FQ Global Alternatives Fund and the FQ Global Essentials Fund do not expect a significant portion of their distributions to be derived from qualified dividend income.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would generally be decreased. If more than 50% of the value of a Fund’s total assets at the close of taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible to and does so elect, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions and so choose, a deduction) for such amounts on your federal U.S. income tax return, subject to certain limitations. If a Fund is not eligible to or does not make such election, shareholders will not include their share of such foreign income taxes in their gross income and accordingly will not be entitled to claim any such credit or deduction.
Certain of a Fund’s investments, including certain debt instruments, derivatives, foreign securities or foreign currencies, ETNs, and shares of other investment funds, such as ETFs and REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax. Please see the SAI for more detailed information.
TAX WITHHOLDING
To avoid back-up withholding of U.S. income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

40	Managers Investment Group

Financial Highlights

The following Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past periods The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. The information below is derived from the Funds’ Financial Statements, and has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.
Managers AMG FQ Tax-Managed U.S. Equity Fund Investor Class	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$15.37	$13.63	$12.47	$10.01	$9.99
Income from Investment Operations:
Net investment income (loss)	0.06 [3,4]	0.05 [3,6]	(0.01) [3]	0.02 [3]	0.09
Net realized and unrealized gain on investments	4.71 [3]	1.69 [3]	1.18 [3]	2.44 [3]	0.04
Total from investment operations	4.77	1.74	1.17	2.46	0.13
Less Distributions to Shareholders from:
Net investment income	(0.12)	—	(0.01)	—	(0.11)
Net Asset Value, End of Year	$20.02	$15.37	$13.63	$12.47	$10.01
Total Return[1]	31.31%	12.77%	9.40%	24.58%	1.53%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.26% [5]	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets (with offsets)	1.26% [5]	1.24%	1.24%	1.24%	1.24%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.35% [5]	1.39%	1.36%	1.44%	1.43%
Ratio of net investment income (loss) to average net assets[1]	0.35% [5]	0.35%	(0.07)%	0.22%	0.45%
Portfolio turnover	49%	36%	40%	81%	147%
Net assets at end of year (000’s omitted)	$6,324	$3,026	$3,049	$4,116	$7,175

Managers Investment Group	41

Financial Highlights

Managers AMG FQ Tax-Managed U.S. Equity Fund Institutional Class	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$15.33	$13.58	$12.43	$9.98	$9.99
Income from Investment Operations:
Net investment income	0.11 [3,4]	0.09 [3,6]	0.02 [3]	0.05 [3]	0.07
Net realized and unrealized gain on investments	4.70 [3]	1.67 [3]	1.19 [3]	2.43 [3]	0.07
Total from investment operations	4.81	1.76	1.21	2.48	0.14
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.01)	(0.06)	(0.03)	(0.15)
Net Asset Value, End of Year	$19.99	$15.33	$13.58	$12.43	$9.98
Total Return[1]	31.65% [9]	13.00%	9.70%	24.92%	1.65%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.01% [5]	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	1.01% [5]	0.99%	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.10% [5]	1.14%	1.11%	1.19%	1.18%
Ratio of net investment income to average net assets[1]	0.62% [5]	0.60%	0.18%	0.45%	0.69%
Portfolio turnover	49%	36%	40%	81%	147%
Net assets at end of year (000’s omitted)	$43,207	$36,884	$35,741	$39,420	$39,366

42	Managers Investment Group

Financial Highlights

Managers AMG FQ U.S. Equity Fund Investor Class	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$12.29	$11.30	$10.29	$8.93	$8.63
Income from Investment Operations:
Net investment income	0.19 [3,4]	0.22 [3]	0.09 [3]	0.10	0.11
Net realized gain on investments	2.94 [3]	1.07 [3]	1.01 [3]	1.37	0.32
Total from investment operations	3.13	1.29	1.10	1.47	0.43
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.30)	(0.09)	(0.11)	(0.13)
Net Asset Value, End of Year	$15.23	$12.29	$11.30	$10.29	$8.93
Total Return[1]	25.66%	11.50%	10.72%	16.57%	5.21%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.06% [7]	1.04%	1.04% [8]	1.04%	1.04%
Ratio of expenses to average net assets (with offsets)	1.06% [7]	1.04%	1.04% [8]	1.04%	1.04%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.10% [7]	1.15%	1.13%	1.15%	1.29%
Ratio of net investment income to average net assets[1]	1.37% [7]	1.84%	0.83% [8]	0.98%	1.35%
Portfolio turnover	91%	132%	138%	117%	151%
Net assets at end of year (000’s omitted)	$23,103	$12,764	$12,966	$18,755	$18,588

Managers Investment Group	43

Financial Highlights

Managers AMG FQ U.S. Equity Fund Institutional Class	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$12.34	$11.38	$10.35	$8.99	$8.68
Income from Investment Operations:
Net investment income	0.24 [3,4]	0.25 [3]	0.12 [3]	0.13	0.14
Net realized gain on investments	2.93 [3]	1.07 [3]	1.03 [3]	1.37	0.32
Total from investment operations	3.17	1.32	1.15	1.50	0.46
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.36)	(0.12)	(0.14)	(0.15)
Net Asset Value, End of Year	$15.27	$12.34	$11.38	$10.35	$8.99
Total Return[1]	26.00%	11.78%	11.12%	16.75%	5.56%
Ratio of net expenses to average net assets (with offsets/ reductions)	0.81% [7]	0.79%	0.79% [8]	0.79%	0.79%
Ratio of expenses to average net assets (with offsets)	0.81% [7]	0.79%	0.79% [8]	0.79%	0.79%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	0.85% [7]	0.90%	0.88%	0.90%	1.04%
Ratio of net investment income to average net assets[1]	1.73% [7]	2.09%	1.08% [8]	1.22%	1.58%
Portfolio turnover	91%	132%	138%	117%	151%
Net assets at end of year (000’s omitted)	$37,960	$34,231	$33,250	$32,309	$31,175

44	Managers Investment Group

Financial Highlights

	For the fiscal year ended October 31,
Managers AMG FQ Global Alternatives Fund Investor Class	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$9.17	$9.30	$10.24	$9.96	$11.00
Income (Loss) from Investment Operations:
Net investment loss[3]	(0.12)	(0.12)	(0.14)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments[3]	—	(0.01)	(0.80)	0.42	(0.27)
Total from investment operations	(0.12)	(0.13)	(0.94)	0.28	(0.36)
Less Distributions to Shareholders from:
Net investment income	(0.15) [11]	—	—	—	(0.68) [11]
Net Asset Value, End of Year	$8.90	$9.17	$9.30	$10.24	$9.96
Total Return[1]	(1.28)% [9]	(1.40)%	(9.18)% [9]	2.81% [9]	(3.15)%
Ratio of net expenses to average net assets (with offsets/ reductions)	1.90% [10]	1.92%	1.92% [12]	1.91%	2.00%
Ratio of expenses to average net assets (with offsets)	1.90% [10]	1.92%	1.92% [12]	1.92%	1.97%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	2.65% [10]	2.65%	2.58%	2.55%	2.44%
Ratio of net investment loss to average net assets[1]	(1.37)% [10]	(1.35)%	(1.47)% [12]	(1.39)%	(0.88)%
Portfolio turnover	—	—	12%	17%	77%
Net assets at end of year (000’s omitted)	$58,165	$237,013	$362,659	$518,118	$206,153

Managers Investment Group	45

Financial Highlights

Managers AMG FQ Global Alternatives Fund Service Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010##
	2013	2012	2011
Net Asset Value, Beginning of Period	$9.25	$9.36	$10.27	$9.97
Income from Investment Operations:
Net investment loss[3]	(0.09)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments[3]	—	(0.01)	(0.80)	0.40
Total from investment operations	(0.09)	(0.11)	(0.91)	0.30
Less Distributions to Shareholders from:
Net investment income	(0.23) [11]	—	—	—
Net Asset Value, End of Period	$8.93	$9.25	$9.36	$10.27
Total Return[1]	(1.02)%	(1.18)%	(8.86)%	3.01% [14]
Ratio of net expenses to average net assets (with offsets/ reductions)	1.60% [10]	1.62%	1.63% [12]	1.70% [15]
Ratio of expenses to average net assets (with offsets)	1.60% [10]	1.62%	1.63% [12]	1.70% [15]
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	2.35% [10]	2.35%	2.29%	2.36% [15]
Ratio of net investment loss to average net assets[1]	(1.03)% [10]	(1.05)%	(1.18)% [12]	(1.17)% [15]
Portfolio turnover	—	—	12%	17% [14]
Net assets at end of period (000’s omitted)	$39,060	$44,587	$43,870	$18,049

46	Managers Investment Group

Financial Highlights

Managers AMG FQ Global Alternatives Fund Institutional Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010##
	2013	2012	2011
Net Asset Value, Beginning of Period	$9.28	$9.38	$10.28	$9.97
Income (Loss) from Investment Operations:
Net investment loss[3]	(0.08)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments[3]	0.01	(0.02)	(0.80)	0.39
Total from investment operations	(0.07)	(0.10)	(0.90)	0.31
Less Distributions to Shareholders from:
Net investment income	(0.25) [11]	—	—	—
Net Asset Value, End of Period	$8.96	$9.28	$9.38	$10.28
Total Return[1]	(0.77)% [9]	(1.07)%	(8.75)% [9]	3.11% [9,14]
Ratio of net expenses to average net assets (with offsets/ reductions)	1.45% [10]	1.47%	1.48% [12]	1.48% [15]
Ratio of expenses to average net assets (with offsets)	1.45% [10]	1.47%	1.48% [12]	1.48% [15]
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	2.20% [10]	2.20%	2.14%	2.14% [15]
Ratio of net investment loss to average net assets[1]	(0.89)% [10]	(0.90)%	(1.03)% [12]	(0.95)% [15]
Portfolio turnover	—	—	12%	17% [14]
Net assets at end of period (000’s omitted)	$21,613	$24,242	$31,045	$25,856

Managers Investment Group	47

Financial Highlights

Managers AMG FQ Global Essentials Fund Investor Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010*
	2013	2012	2011
Net Asset Value, Beginning of Period	$13.36	$12.80	$12.73	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	0.03	(0.04)	0.01	(0.07)
Net realized and unrealized gain on investments[3]	0.13	1.11	0.62	1.44
Total from investment operations	0.16	1.07	0.63	1.37
Less Distributions to Shareholders from:
Net investment income	(0.38) [11]	(0.51) [11]	(0.56) [11]	—
Net Asset Value, End of Period	$13.14	$13.36	$12.80	$12.73
Total Return[1]	1.16%	8.67% [9]	5.23% [9]	12.06% [9,14]
Ratio of net expenses to average net assets (with offsets/ reductions)	1.41% [13]	1.44%	1.47%	1.46% [15]
Ratio of expenses to average net assets (with offsets)	1.41% [13]	1.44%	1.47%	1.46% [15]
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.55% [13]	1.50%	1.49%	1.54% [15]
Ratio of net investment income (loss) to average net assets[1]	0.25% [13]	(0.32)%	0.06%	(0.72)% [15]
Portfolio turnover	36%	43%	80%	127% [14]
Net assets at end of period (000’s omitted)	$5,520	$13,043	$7,824	$6,517

48	Managers Investment Group

Financial Highlights

Managers AMG FQ Global Essentials Fund Service Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010*
	2013	2012	2011
Net Asset Value, Beginning of Period	$13.44	$12.86	$12.77	$11.36
Income from Investment Operations:
Net investment income (loss)[3]	0.08	(0.02)	0.03	(0.04)
Net realized and unrealized gain on investments[3]	0.14	1.15	0.62	1.45
Total from investment operations	0.22	1.13	0.65	1.41
Less Distributions to Shareholders from:
Net investment income	(0.45) [11]	(0.55) [11]	(0.56) [11]	—
Net Asset Value, End of Period	$13.21	$13.44	$12.86	$12.77
Total Return[1]	1.61%	9.11%	5.44%	12.41% [14]
Ratio of net expenses to average net assets (with offsets/ reductions)	0.99% [13]	0.99%	1.15%	1.17% [15]
Ratio of expenses to average net assets (with offsets)	0.99% [13]	0.99%	1.15%	1.17% [15]
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.13% [13]	1.08%	1.17%	1.25% [15]
Ratio of net investment income (loss) to average net assets[1]	0.63% [13]	(0.14)%	0.24%	(0.43)% [15]
Portfolio turnover	36%	43%	80%	127% [14]
Net assets at end of period (000’s omitted)	$5,844	$11,738	$1,103	$217

Managers Investment Group	49

Financial Highlights

Managers AMG FQ Global Essentials Fund Institutional Class	For the fiscal year ended October 31,
	2013	2012	2011	2010 **	2009
Net Asset Value, Beginning of Year	$13.47	$12.88	$12.77	$11.16	$9.82
Income from Investment Operations:
Net investment income (loss)[3]	0.10	0.03	0.08	(0.01)	0.47
Net realized and unrealized gain on investments[3]	0.12	1.12	0.61	1.72	1.35
Total from investment operations	0.22	1.15	0.69	1.71	1.82
Less Distributions to Shareholders from:
Net investment income	(0.46) [11]	(0.56) [11]	(0.58) [11]	(0.10)	(0.48)
Net Asset Value, End of Year	$13.23	$13.47	$12.88	$12.77	$11.16
Total Return[1]	1.61%	9.29%	5.70% [9]	15.41% [9,15]	19.67%
Ratio of net expenses to average net assets (with offsets/ reductions)	0.91% [13]	0.94%	0.97%	0.97%	0.92%
Ratio of expenses to average net assets (with offsets)	0.91% [13]	0.94%	0.97%	0.97%	0.94%
Ratio of total expenses to average net assets (without offsets/ reductions)[2]	1.05% [13]	1.00%	0.99%	1.05%	1.17%
Ratio of net investment income (loss) to average net assets[1]	0.75% [13]	0.20%	0.64%	(0.09)%	4.82%
Portfolio turnover	36%	43%	80%	127%	213%
Net assets at end of year (000’s omitted)	$88,419	$99,173	$86,935	$93,903	$80,584
## Commenced operations on January 1, 2010.
* Investor Class and Service Class shares commenced operations on January 1, 2010.
** Effective January 1, 2010, existing shares of Managers AMG FQ Global Essentials Fund were reclassified and redesignated as Institutional Class shares.
1Total returns and net investment income would have been lower had certain expenses not been offset.
2Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non- reimbursable expenses, if any, such as interest and taxes.
3Per share numbers have been calculated using average shares.
4Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.00 and $0.05 for Managers AMG FQ Tax- Managed U.S. Equity Fund’s Investor Class and Institutional Class, respectively, and $0.16 and $0.21 for Managers AMG FQ U.S. Equity Fund’s Investor Class and Institutional Class, respectively.
5Includes non-routine extraordinary expenses amounting to 0.025% and 0.024% of average net assets for the Investor Class and Institutional Class, respectively.
6Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.01, and $0.05 for Managers AMG FQ Tax- Managed U.S. Equity Fund’s Investor Class and Institutional Class Shares, respectively.
7Includes non-routine extraordinary expenses amounting to 0.022% and 0.023% of average net assets for the Investor Class, and Institutional Class, respectively.
8Excludes tax expense for the fiscal year ended October 31, 2011, of $2,454 or 0.01%.
9The total return is based on the Financial Statement Net Asset Values as shown above.
10Includes non-routine extraordinary expenses amounting to 0.020%, 0.018% and 0.020% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
11The per share income distribution shown for the Institutional, Service, and Investor Class shares represents income derived primarily from foreign currency gains. (See Note 1d) of Notes to Financial Statements.)
12Includes interest expense for the fiscal year ended October 31, 2011, of $62,878 or 0.01%.
13Includes non-routine extraordinary expenses amounting to 0.026%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
14Not annualized.
15Annualized.

50	Managers Investment Group

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How To Contact Us

MANAGERS AMG FQ TAX-MANAGED U.S. EQUITY FUND
MANAGERS AMG FQ U.S. EQUITY FUND
MANAGERS AMG FQ GLOBAL ALTERNATIVES FUND
MANAGERS AMG FQ GLOBAL ESSENTIALS FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
SUBADVISOR
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Managers Investment Group	53

PROSPECTUS
Managers Funds
MARCH 1, 2014

WHERE TO FIND ADDITIONAL INFORMATION
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2014 Managers Investment Group LLC
Investment Company Act Registration Number 811-06520

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Filed Pursuant to 497(c);
File Nos. 033-44909 and 811-06520
PROSPECTUS
Managers Funds
MARCH 1, 2014

■ Managers Frontier Small Cap Growth Fund
Investor Class: MSSVX	Service Class: MSSCX	Institutional Class: MSSYX
■ Managers Micro-Cap Fund
Service Class: MMCFX	Institutional Class: MIMFX
■ Managers AMG TSCM Growth Equity Fund
Investor Class: MTGVX	Service Class: MTGSX	Institutional Class: MTGIX
■ Managers Real Estate Securities Fund • MRESX
■ Managers PIMCO Bond Fund • MBDFX
P030-0314-03

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission and the Commodities Futures Trading Commission have not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Summary of The Funds
Managers Frontier Small Cap Growth Fund
Managers Micro-Cap Fund
Managers AMG TSCM Growth Equity Fund
Managers Real Estate Securities Fund
Managers PIMCO Bond Fund

19-36	Additional Information About the Funds
Managers Frontier Small Cap Growth Fund
Managers Micro-Cap Fund
Managers AMG TSCM Growth Equity Fund
Managers Real Estate Securities Fund
Managers PIMCO Bond Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management

Shareholder Guide
Your Account
Choosing a Share Class - Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund Only
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information
37-45

47-57	Financial Highlights Managers Frontier Small Cap Growth Fund Managers AMG TSCM Growth Equity Fund Managers Micro-Cap Fund Managers Real Estate Fund Managers PIMCO Bond Fund

59	How To Contact Us

Managers Investment Group	1

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Summary of The Funds

Managers Frontier Small Cap Growth Fund
Investment Objective
The Managers Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.34%	0.34%	0.09%
Total Annual Fund Operating Expenses	1.59%	1.34%	1.09%
Fee Waiver and Expense Reimbursements[2]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.55%	1.30%	1.05%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.37%, 0.37% and 0.12%, respectively.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.55%, 1.30% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the
Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$158	$498	$862	$1,886
Service Class	$132	$421	$730	$1,609
Institutional Class	$107	$343	$597	$1,325
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. Frontier Capital Management Co., LLC, (“Frontier” or the “Subadvisor”) the Subadvisor of the Fund, generally considers a company to be a small-capitalization company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small Cap Total Stock Market Index. As of May 31, 2013, the date of the latest reconstitution of the Russell 2000® Index, the range of market capitalizations was $129 million to $3.3 billion. As of September 23, 2013, the date of the last rebalancing of the Dow Jones U.S. Small Cap Total Stock Market Index, the range of market capitalizations was $25 million to $5.5 billion. As of December 31, 2013, the date of the last rebalancing of the S&P SmallCap 600 Index, the range of market capitalizations was $134 million to $4.6 billion. These figures may fluctuate as

Managers Investment Group	3

Summary of The Funds

market conditions change and during periods of increased market volatility. The Fund may retain securities that it already has purchased even if the company drops below or outgrows the capitalization range. The Fund primarily invests in common stocks and may invest in stocks that are traded in the over-the-counter (OTC) market.
Frontier utilizes and draws support from its entire team of investment professionals to identify opportunities and conduct fundamental research. Through fundamental bottom-up research Frontier seeks long-term capital appreciation by investing in small-capitalization companies that it believes have above-average earnings growth potential and are available at reasonable valuations.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss. Investments in securities that trade in the over-the-counter market tend to involve greater liquidity risk.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information, please visit www.managersinvest.com or call 800.835.3879.
The performance information shown for the Fund’s Service Class shares (formerly shares of Managers Small Cap Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 14, 2009. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Calendar Year Total Returns as of 12/31/13 (Service Class)
Best Quarter: 20.71% (2nd Quarter 2009)
Worst Quarter: -24.25% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers Frontier Small Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class Return Before Taxes				1/1/10
	41.20%	—	—	17.45%
Service Class Return Before Taxes	41.54%	20.50%	9.69%	—
Service Class Return After Taxes on Distributions	36.69%	19.66%	9.31%	—
Service Class Return After Taxes on Distributions and Sale of Fund Shares	25.27%	16.56%	7.89%	—
Institutional Class Return Before Taxes				1/1/10
	41.89%	—	—	17.98%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)				1/1/10
	43.30%	22.58%	9.41%	19.77%

4	Managers Investment Group

Summary of The Funds

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Frontier Capital Management Co., LLC
Portfolio Managers
James A. Colgan
Senior Vice President, Frontier; Portfolio Manager of the Fund since 09/09.
G. Michael Novak, Jr.
Senior Vice President, Frontier; Portfolio Manager of the Fund since 09/09.
Buying and Selling Fund Shares
Subject to the investment minimums described below, purchases of Fund shares are limited to shareholders of the Fund as of the close of business of the Fund on June 30, 2011, including shareholders who held an account directly with the Fund and those shareholders of the Fund as of the close of business on June 30, 2011 who were invested in the Fund through a financial intermediary account, a financial platform, a defined contribution plan, a defined benefit plan or the ManagersChoice® program or other asset allocation program.
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $25,000
Individual Retirement Account: $10,000
Institutional Class
Regular Account: $100,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at
www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

Summary of The Funds

Managers Micro-Cap Fund
Investment Objective
The Managers Micro-Cap Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Service Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.62%	0.37%
Total Annual Fund Operating Expenses	1.62%	1.37%
Fee Waiver and Expense Reimbursements[2]	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.43%	1.18%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Service Class and Institutional Class would have been 0.64% and 0.39%, respectively.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.18% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under then current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.43% and 1.18%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Class	$146	$493	$863	$1,906
Institutional Class	$120	$415	$732	$1,630
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2013, the range of market capitalizations for the Russell Microcap® Index was $30 million to $595.5 million. The Fund may retain securities that it already has purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

6	Managers Investment Group

Summary of The Funds

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
IPO Risk—investing in initial public offerings (“IPOs”) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Micro-Capitalization Stock Risk—the stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Effective October 3, 2011, outstanding shares of the Fund’s then-sole share class were reclassified and redesignated as Service Class shares of the Fund. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Service Class)
Best Quarter: 25.28% (2nd Quarter 2009)
Worst Quarter: -24.71% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers Micro-Cap Fund	1 Year	5 Years	10 Years	Since Inception
Service Class Return Before Taxes	56.00%	23.34%	8.73%	—
Service Class Return After Taxes on Distributions	49.59%	21.76%	7.92%	—
Service Class Return After Taxes on Distributions and Sale of Fund Shares	33.69%	18.98%	7.00%	—
Institutional Class Return Before Taxes				10/1/11
	56.34%	—	—	38.32%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)				10/1/11
	38.82%	20.08%	9.07%	31.80%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)				10/1/11
	45.62%	21.05%	6.99%	35.58%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisors
Next Century Growth Investors LLC ("Next Century")
Lord, Abbett & Co. LLC ("Lord Abbett")
WEDGE Capital Management L.L.P. ("WEDGE Capital")
RBC Global Asset Management (U.S.) Inc. ("RBC GAM (US)")

Managers Investment Group	7

Summary of The Funds

Portfolio Managers
Next Century
Thomas Press
Chairman & CEO, Next Century; Portfolio Manager of the Fund since 12/07.
Donald Longlet
President, Next Century; Portfolio Manager of the Fund since 12/07.
Robert Scott
Portfolio Manager, Next Century; Portfolio Manager of the Fund since 12/07.
Peter Capouch
Portfolio Manager, Next Century; Portfolio Manager of the Fund since 12/07.
Kaj Doerring
Portfolio Manager, Next Century; Portfolio Manager of the Fund since 12/07.
Lord Abbett
F. Thomas O’Halloran, III, J.D., CFA
Partner & Director, Lord Abbett; Portfolio Manager of the Fund since 12/07.
Anthony W. Hipple, CFA
Portfolio Manager, Lord Abbett; Portfolio Manager of the Fund since 12/07.
Arthur K. Weise, CFA
Partner & Portfolio Manager, Lord Abbett; Portfolio Manager of the Fund since 08/13.
WEDGE Capital
Michael Gardner
General Partner & Director of Equity Research, WEDGE Capital; Portfolio Manager of the Fund since 12/07.
Andrei Bolshakov, CFA
General Partner & Director of Quantitative Research, WEDGE Capital; Portfolio Manager of the Fund since 01/14.
Monika LaRiche, CFA
Equity Research Analyst, WEDGE Capital; Portfolio Manager of the Fund since 12/07.
RBC GAM-US
Lance James
Managing Director & Senior Portfolio Manager, RBC GAM (US); Portfolio Manager of the Fund since 12/09.
George Prince
Portfolio Manager & Senior Equity Analyst, RBC GAM (US); Portfolio Manager of the Fund since 12/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Service Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

Summary of The Funds

Managers AMG TSCM Growth Equity Fund
Investment Objective
The Managers AMG TSCM Growth Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Service Class	Institutional Class
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.81%	0.66%	0.56%
Total Annual Fund Operating Expenses	1.81%	1.41%	1.31%
Fee Waiver and Expense Reimbursements[2]	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.29%	0.89%	0.79%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses of the Investor Class, Service Class and Institutional Class would have been 0.83%, 0.68% and 0.59%, respectively.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.79% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (exclusive of the items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.29%, 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the
Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$131	$519	$932	$2,084
Service Class	$ 91	$395	$722	$1,646
Institutional Class	$ 81	$364	$668	$1,533
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund seeks to achieve its investment objective by building a concentrated U.S. equity growth portfolio that TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadvisor”) believes will generate positive returns over the long-term. The Subadvisor utilizes a bottom-up, fundamental, research-intensive approach to identify a select group of approximately 30-40 stocks which the Subadvisor believes will outperform the market. The Fund anticipates making investments in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization growth companies. It is anticipated that the Fund’s market capitalization will be weighted more heavily towards large- and mid-capitalization stocks. Additionally, the Fund may invest up to 10% of its assets in Initial Public Offerings (“IPOs”). The Subadvisor utilizes fundamental growth

Managers Investment Group	9

Summary of The Funds

equity research which emphasizes the quality of a company’s management, identifying superior business models that have a sustainable competitive advantage, and the potential for strong, consistent growth. Potential investments are normally generated through traditional financial analysis, company visits, and management assessments. The Fund seeks to outperform the Russell 3000® Growth Index over a full market cycle. The Subadvisor may invest up to 20% of the Fund’s net assets in foreign securities. To gain exposure to foreign issuers, the Fund may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or ordinary shares of non-U.S. listed companies.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
IPO Risk—investing in initial public offerings (“IPOs”) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology, industrials, and consumer discretionary sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive prices.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13 (Service Class)
Best Quarter: 16.40% (3rd Quarter 2012)
Worst Quarter: -19.72% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/13
Managers AMG TSCM Growth Equity Fund	1 Year	Since Inception
Investor Class Return Before Taxes		7/30/10
	35.76%	18.47%
Service Class Return Before Taxes		7/30/10
	36.27%	18.97%

10	Managers Investment Group

Summary of The Funds

Average Annual Total Returns as of 12/31/13 (continued)
Managers AMG TSCM Growth Equity Fund	1 Year	Since Inception
Service Class Return After Taxes on Distributions		7/30/10
	32.05%	17.86%
Service Class Return After Taxes on Distributions and Sale of Fund Shares		7/30/10
	22.16%	14.83%
Institutional Class Return Before Taxes		7/30/10
	36.43%	18.98%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)		7/30/10
	34.23%	20.12%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
TimesSquare Capital Management, LLC
Portfolio Managers
Kenneth C. Duca, CFA
Director and Senior Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since 08/11.
Grant R. Babyak
Chief Executive Officer, Managing Director and Senior Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since 07/10.
Anthony Rosenthal, CFA
Managing Director and Senior Portfolio Manager of TimesSquare;
Portfolio Manager of the Fund since 07/10.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Service Class
Regular Account: $100,000
Individual Retirement Account: $10,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Service Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	11

Summary of The Funds

Managers Real Estate Securities Fund
Investment Objective
The Managers Real Estate Securities Fund’s (the “Fund”) investment objective is to achieve a combination of income and long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.64%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and Expense Reimbursements[2]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.24%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses would have been 0.67%.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015 to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.24% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (“REITs”).
For purposes of the Fund’s investment policies, Centersquare Investment Management, Inc. (“CenterSquare” or the “Subadvisor”) considers a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The Fund is non-diversified and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund usually holds approximately 40 to 60 stocks.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
IPO Risk—investing in initial public offerings (“IPOs”) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

12	Managers Investment Group

Summary of The Funds

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13
Best Quarter: 35.16% (3rd Quarter 2009)
Worst Quarter: -37.94% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers Real Estate Securities Fund	1 Year	5 Years	10 Years
Return Before Taxes	2.09%	17.85%	9.46%
Average Annual Total Returns as of 12/31/13 (continued)
Managers Real Estate Securities Fund	1 Year	5 Years	10 Years
Return After Taxes on Distributions	-0.08%	16.85%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	14.21%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)	1.22%	16.36%	8.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
CenterSquare Investment Management, Inc.
Portfolio Managers
Dean Frankel, CFA
Global Co-Head, Real Estate Securities, CenterSquare;
Portfolio Manager of the Fund since 03/04.
Eric Rothman, CFA
Portfolio Manager, CenterSquare;
Portfolio Manager of the Fund since 11/06.
Buying and Selling Fund Shares
Initial Investment Minimum
Regular Account: $2,000
Individual Retirement Account: $1,000
Additional Investment Minimum
All Accounts: $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769

Managers Investment Group	13

Summary of The Funds

Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14	Managers Investment Group

Summary of The Funds

Managers PIMCO Bond Fund
Investment Objective
The Managers PIMCO Bond Fund's (the “Fund”) investment objective is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses	0.01%
Fee Waiver and Expense Reimbursements[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.59%
1Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles.  If extraordinary expenses had been included, Other Expenses would have been 0.31%.
2Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2015 to waive management fees (but not below zero) and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.58% of the average daily net assets attributable to the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the Managers Trust I Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$60	$211	$374	$849
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in bonds. The term “bond” includes any debt or fixed-income securities. The Fund may also invest in derivatives such as options, futures contracts, or swap agreements.
The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO” or the “Subadvisor”), the Fund's subadvisor, to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in equity-related securities (including preferred stock and convertible securities). The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of December 31, 2013, was 5.27 years. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The

Managers Investment Group	15

Summary of The Funds

Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short-sales.
The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back, or dollar rolls). The total return sought by the Fund consists of income earned on the Fund’s investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Bank Capital Securities and Trust Preferred Securities Risk—bank capital and trust preferred securities have the characteristics of both subordinated debt and preferred stock. The market value of such securities may be more volatile than those of conventional debt securities, and there can be no assurance as to the liquidity of such securities and the ability of holders, such as the Fund, to sell their holdings.
Credit Risk—the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.
Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Equity or Equity-Related Securities Risk—the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities, and thus their value may rise and fall rapidly and unpredictably due to a variety of factors, including changing economic, political or market conditions.
Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S.
issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.
High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.
Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Issuer Risk— the risk that the value of the security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.
Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.
Mortgage-Related and Other Asset-Backed Securities Risk — the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.
Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.
Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

16	Managers Investment Group

Summary of The Funds

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13
Best Quarter: 8.20% (2nd Quarter 2009)
Worst Quarter: -3.48% (3rd Quarter 2008)
Average Annual Total Returns as of 12/31/13
Managers PIMCO Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	-2.00%	7.13%	5.57%
Return After Taxes on Distributions	-2.59%	5.49%	3.73%
Return After Taxes on Distributions and Sale of Fund Shares	-1.03%	5.02%	3.71%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.02%	4.44%	4.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
Investment Manager
Managers Investment Group LLC
Subadvisor
Pacific Investment Management Company, LLC ("PIMCO")
Portfolio Manager
Bill Gross
Co-Founder, Managing Director & CIO, PIMCO; Portfolio
Manager of the Fund since 03/94.
Buying and Selling Fund Shares
Initial Investment Minimum
Regular Account: $2,000
Individual Retirement Account: $1,000
Additional Investment Minimum
All Accounts: $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another

Managers Investment Group	17

Summary of The Funds

investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Managers Investment Group

Additional Information About the Funds

Managers Frontier Small Cap Growth Fund
("Frontier Small Cap Growth Fund")
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Frontier utilizes and draws support from its entire team of investment professionals to identify opportunities and conduct fundamental research. Through fundamental bottom-up research Frontier seeks long-term capital appreciation by investing in small-capitalization companies that it believes have above-average earnings growth potential and are available at reasonable valuations.
Frontier looks for companies it believes can generate long-term, sustainable earnings, managed by qualified professionals capable of executing a well conceived strategic plan. Frontier seeks businesses that can generate returns on capital in excess of their cost of capital over a business cycle due to above average secular growth prospects or a competitive advantage that will allow it to earn superior rates of return on capital.
Frontier tends to sell stocks when:
•	Frontier’s price objective is reached;
•	Fundamental conditions have changed so that future earnings progress is likely to be adversely affected;
•	There is heightened event risk and/or elevated balance sheet risk;
•	Earning expectations have become excessive; or
•	Frontier is fully invested and an attractive, new opportunity causes it to sell a current holding with less appreciation potential.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to small-cap stocks.
•	Seeking long-term growth of capital.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are each authorized to pay up to 0.25 % in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating
PORTFOLIO MANAGERS
James A. Colgan
Senior Vice President
and Portfolio Manager
G. Michael Novak, Jr.
Senior Vice President
and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	19

Additional Information About the Funds

Managers Frontier Small Cap Growth Fund (CONTINUED)
Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class — Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund Only” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Service Class shares of the Fund. Investor Class and Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Institutional Class shares are subject to different expenses than Service Class shares, Investor Class and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. Performance information also includes historical performance of the Fund for periods prior to September 14, 2009, when the Fund was managed by a different subadvisor with different investment strategies and policies. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor using the current investment strategies and policies, and the performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

20	Managers Investment Group

Additional Information About the Funds

Managers Micro-Cap Fund
(“Micro-Cap Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund’s assets are currently allocated among four Subadvisors, each of which acts independently of the other and uses its own methodology to select portfolio investments. Specifically:
•	One Subadvisor utilizes a value approach to investing whereby the Subadvisor uses both quantitative and qualitative techniques to identify companies that have favorable return potential but are selling at reasonable valuations.
•	Another Subadvisor utilizes a core approach to investing whereby the Subadvisor seeks neglected micro-cap companies with long-term attractive business fundamentals, near-term profitability potential and low valuations.
•	The other two Subadvisors utilize a growth approach to investing whereby they seek to identify companies that appear to have the potential for more rapid growth than the overall economy.
•	A Subadvisor will typically sell a stock if it believes that the original investment thesis for why it purchased the stock is no longer intact.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to micro-cap companies.
•	Seeking long-term growth of capital.
•	Willing to accept short-term volatility of returns, in particular those associated with the smallest U.S. stocks.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class — Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund Only” for more information on the Fund’s shareholder servicing fees.
SUBADVISORS
See “Fund Management” below for more information on the Subadvisors.

Managers Investment Group	21

Additional Information About the Funds

Managers Micro-Cap Fund (CONTINUED)
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Indices shown in the table. The information in the bar chart is for Service Class shares of the Fund. Institutional Class shares would have similar annual returns as Service Class shares because both classes are invested in the same portfolio of securities. However, because Institutional Class shares are subject to different expenses than service Class shares, Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. Effective December 10, 2007, some of the Fund’s investment strategies changed concurrent with the hiring of new subadvisors. The Fund’s past performance would have been different if the Fund was managed using the current investment strategies. As a result of a reorganization that occurred on September 30, 2011, the Institutional Class shares of the Fund assumed the ticker symbol of the Managers Institutional Micro-Cap Fund (MIMFX). The Managers Institutional Micro-Cap Fund was not the performance or accounting survivor of the reorganization.

22	Managers Investment Group

Additional Information About the Funds

Managers AMG TSCM Growth Equity Fund
("TSCM Growth Equity Fund")
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
TimesSquare applies fundamental investment research techniques when deciding which stocks to buy or sell.
Typically, TimesSquare:
•	Looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services.
•	Seeks out stocks that have the potential for significant price appreciation over the following 12-18 months and price/earnings ratios at a discount relative to their earnings growth rates.
•	Sells all or part of the Fund’s holdings in a particular stock if:
—	The stock no longer meets the Fund’s investment criteria;
—	TimesSquare believes the company issuing the security is unable to sustain a competitive advantage;
—	Valuation is no longer attractive compared with TimesSquare’s expectations of long-term growth; or
—	Appreciation causes the stock’s value to exceed 10% of the Fund’s market value.
Although the investment strategies of TimesSquare do not ordinarily involve trading securities for short-term profits, TimesSquare may sell any security when it believes such sale is in the best interests of the Fund, which may result in short-term trading. Short-term trading may increase the Fund’s transaction costs, which may have an adverse effect on the Fund’s performance, and may increase your tax liability.
Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to a broad market capitalization range of U.S. equities.
•	Seeking exposure to growth oriented investments.
•	Willing to accept a higher degree of risk for the opportunity for higher potential returns.
•	Willing to accept short-term volatility of returns.
PORTFOLIO MANAGERS
Kenneth C. Duca, CFA
Director and
Senior Portfolio Manager
Grant R. Babyak
Chief Executive Officer,
Managing Director and
Senior Portfolio Manager
Anthony Rosenthal, CFA
Managing Director and
Senior Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	23

Additional Information About the Funds

Managers AMG TSCM Growth Equity Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class — Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund Only” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Service Class shares of the Fund. Investor Class and Institutional Class shares would have similar annual returns as Service Class shares because all of the classes are invested in the same portfolio of securities. However, because Investor Class and Institutional Class shares are subject to different expenses than Service Class shares, Investor Class and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

24	Managers Investment Group

Additional Information About the Funds

Managers Real Estate Securities Fund
(“Real Estate Securities Fund”)
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
CenterSquare applies fundamental investment research techniques when deciding which securities to buy or sell. Typically, CenterSquare:
•	Monitors factors such as real estate trends and industry fundamentals of real estate sectors including office, apartment, retail, hotel, and industrial.
•	Selects stocks by evaluating each company’s real estate value, quality of its assets, and management record for improving earnings and increasing asset value relative to other publicly traded real estate companies.
•	Sells all or part of the Fund’s holdings in a particular security if:
—	The security appreciates to a premium relative to other real estate companies; or
—	The anticipated return is not sufficient compared with the risk of continued ownership.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including REITs. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to diversify your portfolio and gain exposure to real estate stocks.
•	Seeking income and long-term capital appreciation from a portfolio of real estate stocks.
•	Willing to accept short-term price fluctuation and greater volatility.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund is authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Indices shown in the table. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
PORTFOLIO MANAGERS
Dean Frankel, CFA
Global Co-Head, Real Estate Securities,
CenterSquare
Eric Rothman
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

Managers Investment Group	25

Additional Information About the Funds

Managers PIMCO Bond Fund
("PIMCO Bond Fund")
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
In an effort to provide consistently attractive returns, PIMCO typically:
•	Focuses on three- to five-year economic, demographic, and political forecasts to identify long-term interest rate trends.
•	Updates its long-term outlook annually by determining a general maturity/duration range for the portfolio in relation to the market.
•	Manages duration to help control risk.
•	Selects bonds that help the Fund meet its maturity requirements and satisfy its credit quality standards.
•	Sells all or part of the Fund’s holdings in a particular bond if:
—	The security no longer represents good value;
—	More attractive risk/return potential exists in an alternative position; or
—	The security no longer fits with the strategy of the Fund.
As used in connection with the Fund, the term “Fixed Income Instruments,” as used generally in this prospectus, includes securities issued or guaranteed by the U.S. Government, its agencies or government–sponsored enterprises; corporate debt securities of U.S. and non–U.S. issuers, including convertible securities and corporate commercial paper; mortgage–backed and other asset–backed securities; inflation–indexed bonds issued both by governments and corporations; structured notes, including hybrid or indexed securities and event–linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on Fixed Income Instruments. With respect to the Fund’s average portfolio duration, PIMCO defines duration as the weighted measure of interest rate sensitivity of a fixed-income security. PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.
The Fund’s investments in equity-related securities may include preferred stock, convertible securities and other equity-related securities, including securities that are acquired as the result of debt-for-equity swap transactions, debt exchange transactions, or pursuant to a reorganization or restructuring of an issuer, and derivatives based on equity securities even though the Fund does not ordinarily invest in such securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (“OTC”) market.
Portfolio Manager
Bill Gross
Managing Director, Chief
Investment Officer, and Portfolio Manager
See “Fund Management” below for more information on the portfolio manager.

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Additional Information About the Funds

Managers PIMCO Bond Fund (CONTINUED)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed-income security. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund may invest in exchange-traded funds (“ETFs”).  The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.  The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. The Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to intermediate-term bonds from around the world.
•	Seeking monthly income and moderate investment risk.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because the Fund is authorized to pay up to 0.10% in shareholder servicing fees with respect to certain intermediaries, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Your Account” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	27

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. A Fund may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of that Fund’s principal risks and the types of instruments in which that Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.
BANK CAPITAL SECURITIES AND TRUST PREFERRED SECURITIES RISK
(PIMCO Bond Fund)
There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. The primary advantage of the structure of trust preferred securities is that they are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements. Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. The market value of trust preferred securities may be more volatile than those of conventional debt securities. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell their holdings.
CREDIT RISK
(PIMCO Bond Fund)
An issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or securities come due. This risk of default is present not only for companies, but also for states, cities, counties and political subdivisions thereof that issue bonds or other debt securities. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of an issuer’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
CURRENCY RISK
(PIMCO Bond Fund)
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
DERIVATIVES RISK
(PIMCO Bond Fund)
Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund.
EMERGING MARKETS RISK
(PIMCO Bond Fund)
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.
EQUITY or EQUITY-RELATED SECURITIES RISK
(PIMCO Bond Fund)
Common stock represents equity ownership in a company and typically provides the common stockholder the power to vote on certain corporate actions, including the election of the company’s directors. Common stockholders participate in company profits through dividends and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the

28	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.
The Fund may invest in convertible securities and equity securities. The Fund may not purchase common stock, but this limitation does not prevent the Fund from holding common stock obtained through the conversion of convertible securities or common stock that is received as part of a corporate reorganization or debt restructuring (for example, as may occur during bankruptcies or distressed situations). Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.
“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.
Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.
At times, in connection with the restructuring of a preferred stock or Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or Fixed Income Instrument. Depending upon, among other things, the Subadvisor’s evaluation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio.
Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
FOCUSED INVESTMENT RISK
(TSCM Growth Equity Fund)
A Fund that invests a significant portion of its assets in a relatively small number of securities may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
Foreign Investment Risk
(TSCM Growth Equity Fund, PIMCO Bond Fund)
Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities generally trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently

Managers Investment Group	29

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
from U.S. markets, foreign securities can perform differently from U.S. securities.
GROWTH STOCK RISK
(Frontier Small Cap Growth Fund, Micro-Cap Fund, TSCM Growth Equity Fund)
Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.
HIGH YIELD RISK
(PIMCO Bond Fund)
Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below-investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.
INFLATION RISK
(PIMCO Bond Fund)
Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.
INTEREST RATE RISK
(PIMCO Bond Fund)
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond, debt security or portfolio. It is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.
IPO RISK
(Micro-Cap Fund, TSCM Growth Equity Fund, Real Estate Securities Fund)
The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on such Fund’s performance.
ISSUER RISK
(PIMCO Bond Fund)
The risk that the value of the security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
LARGE-CAPITALIZATION STOCK RISK
(TSCM Growth Equity Fund)
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
LEVERAGE RISK
(PIMCO Bond Fund)
Borrowing, leveraged ETNs, futures, forward commitment transactions and other derivative investments may magnify smaller adverse market movements into relatively larger losses for a Fund. There is no assurance that a Fund will leverage its portfolio, or if it does, that the leveraging strategy will be successful.
LIQUIDITY RISK
(Frontier Small Cap Growth Fund, Micro-Cap Fund, PIMCO Bond Fund)
Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.

30	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
ManagEment RISK
(Micro-Cap Fund)
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.
MARKET RISK
(All Funds)
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.
MICRO-CAPITALIZATIOn stock risk
(Micro-Cap Fund)
The stocks of micro-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in micro-capitalization companies may underperform other stock funds (such as small-, medium- and large-company stock funds) when stocks of micro-capitalization companies are out of favor.
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK
(PIMCO Bond Fund)
Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.
The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.
The Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
NON-DIVERSIFIED FUND RISK
(Real Estate Securities Fund)
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Managers Investment Group	31

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
POLITICAL RISK
(PIMCO Bond Fund)
Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.
PREPAYMENT RISK
(PIMCO Bond Fund)
Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
REAL ESTATE INDUSTRY RISK
(Real Estate Securities Fund)
The stock prices of companies in the real estate industry are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund's investments in REITs and the real estate industry.
REINVESTMENT RISK
(PIMCO Bond Fund)
As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.
SECTOR RISK
(Frontier Small Cap Growth Fund, Micro-Cap Fund, TSCM Growth Equity Fund)
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the technology, industrials, and with respect to TSCM Growth Equity Fund, consumer discretionary sectors, currently, and may in the future, comprise a significant portion of each Fund’s portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
SHORT SALES RISK
(PIMCO Bond Fund)
Selling securities short creates the risk of losing an amount greater than the amount invested. A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. To the extent the Fund engages in short sales of securities it does not own, it might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when such sales are unfavorable. To the extent the Fund engages in short sales of securities it does own, it may have to deliver such securities to meet its short sale delivery obligations at a time when it would not have otherwise divested itself of such securities. Certain regulatory authorities have imposed, and may in the future impose, restrictions on short selling, which may hinder the Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
SMALL- AND MID-CAPITALIZATIOn stock RISK
(TSCM Growth Equity Fund, (Small-Capitalization Stock Risk only for Frontier Small Cap Growth Fund, Real Estate Securities Fund))
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid-capitalization

32	Managers Investment Group

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
U.S. GOVERNMENT SECURITIES RISK
(PIMCO Bond Fund)
Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as FNMA, FHLMC, and FHLBs, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information dated March 1, 2014, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective may be changed without shareholder approval.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
As described in each Fund’s summary section of the Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' Web site at www.managersinvest.com.
MANAGERS FRONTIER SMALL CAP GROWTH FUND CLOSURE
The Managers Frontier Small Cap Growth Fund is currently closed to new investors, except as noted below. All shareholders of the Fund as of the close of business of the Fund on June 30, 2011, may continue to purchase shares of the Fund, including shareholders who held an account directly with the Fund and those shareholders of the Fund as of the close of business on June 30, 2011 who were invested in the Fund through a financial intermediary account, a financial platform, a defined contribution plan, a defined benefit plan, or the ManagersChoice® program or other asset allocation program (collectively, “financial intermediaries”).
A defined contribution plan or asset allocation program that had accounts or client assets invested in the Fund as of the close of business on June 30, 2011 regardless of whether such plan or program is acting on a discretionary or non-discretionary basis, may continue to purchase shares of the Fund for those accounts and may open new Fund accounts for existing or new clients. The Fund is only accepting new shareholders from other financial intermediaries in the discretion of Fund management.
Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, permit new accounts in the Fund to be opened by certain investors. The Fund reserves the right to modify this policy at any time.
Fund Management

Each Fund is a series of Managers Trust I, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

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Additional Information About the Funds

Fund Management (CONTINUED)
The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to each Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.
Additional information regarding other accounts managed by the Portfolio Managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements between the Investment Manager and the Subadvisors is available in the Funds’ Annual Report to Shareholders for the year ended October 31.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Submanagers”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Submanagers for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Submanagers and recommend their hiring, termination, and replacement. Submanagers of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
MANAGERS FRONTIER SMALL CAP GROWTH FUND
Frontier Capital Management Company, LLC, located at 99 Summer Street, Boston, MA 02110, manages the Fund. Founded in 1980, the firm manages $14 billion in client assets in small-, small-/mid-, mid- and large-cap U.S. equity strategies as of December 31, 2013. In 2000, Frontier became an affiliate of AMG. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in Frontier. James A. Colgan and G. Michael Novak, Jr. are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have each co-managed the Fund’s portfolio since September 2009. In 2002, Messrs. Colgan and Novak, each a Senior Vice President of Frontier, began assisting with the management of the small cap growth strategy. Messrs. Colgan and Novak both joined Frontier in 1998 as research analysts.
The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier.
MANAGERS MICRO-CAP FUND
Next Century Growth Investors LLC , located at 5500 Wayzata Blvd, Suite 1275, Minneapolis, Minnesota 55416, manages a portion of the Fund focusing on micro-cap and small-cap growth investments. As of December 31, 2013, Next Century had assets under management of approximately $3.9 billion. Thomas L. Press, Donald M. Longlet, Robert E. Scott, Peter M. Capouch, and Kaj Doerring are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Next Century and have served in that capacity since December 10, 2007. All of the portfolio managers work collaboratively to manage the portfolio, with no one person primarily responsible for portfolio management. Thomas Press is the Chairman and CEO of Next Century and Donald Longlet is the President of Next Century, both serving in their respective capacities since 1998. Robert Scott has been a portfolio manager of Next Century since 2000. Peter Capouch has been a portfolio manager at Next Century since 2003, and before that he served as a consultant analyst of State Street Advisers from 2002-2003. Kaj Doerring has been a portfolio manager since 2005, and before that he served as the Vice-President of Sales of Think Equity Partners from 2002-2005.
Lord, Abbett & Co. LLC , located at 90 Hudson Street, Jersey City, New Jersey 07302, manages a portion of the Fund focusing on micro-cap growth investments. As of December 31, 2013, Lord Abbett had assets under management of approximately $137.255 billion. Lord Abbett uses a team of portfolio managers and analysts acting together to manage its portion of the Fund’s portfolio. The team is headed by F. Thomas O’Halloran, Partner and Director. Assisting Mr. O’Halloran are Anthony W. Hipple, Portfolio Manager, and Arthur K. Weise, Partner and Portfolio Manager. Messrs. O’Halloran, Hipple and Weise are jointly and primarily responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Lord Abbett. Mr. O’Halloran joined Lord Abbett in 2001 from Dillon Read/UBS Warburg, where he served as Executive Director/Senior Research Analyst. Mr. O’Halloran is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1987. Mr. Hipple joined Lord Abbett in 2002 from Piper Jaffray Asset Management, where he served as a Senior Analyst. Mr. Hipple is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1995. Mr. Weise joined Lord Abbett in 2007 from Bank of New York Institutional Asset Management, where he served as a Managing Director, Portfolio Manager and Research Analyst covering the consumer and industrial sectors. Mr. Weise is a holder of a Chartered Financial Analyst designation and has been in the

34	Managers Investment Group

Additional Information About the Funds

Fund Management (CONTINUED)
investment business since 1993. Messrs. O’Halloran and Hipple have been members of the Fund’s investment team since 2007. Mr. Weise joined the team in 2011 and assumed his current role in 2013.
WEDGE Capital Management L.L.P., located at 301 South College Street, Suite 2920, Charlotte, North Carolina 28202, manages a portion of the Fund focusing on micro-cap value investments. As of December 31, 2013, WEDGE Capital had assets under management of approximately $10.842 billion. Michael Gardner, Andrei Bolshakov and Monika LaRiche, are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by WEDGE Capital. Mr. Gardner and Ms. LaRiche have served in that capacity since December 10, 2007 and Mr. Bolshakov since January 13, 2014. The Investment Policy Committee, which is made up of a broad representation of WEDGE Capital’s investment professionals, is responsible for general portfolio oversight. Michael Gardner is a General Partner and the Director of Equity Research and has served in those positions during the past five years. Andrei Bolshakov, CFA, is a General Partner and the Director of Quantitative Research and has served in those positions during the past five years. Monika LaRiche, CFA, is the lead micro-cap analyst on the team and has served as an Equity Research Associate at WEDGE Capital from 2002-2003 and as an Equity Research Analyst since 2004.
RBC Global Asset Management (U.S.) Inc., located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is a Subadvisor to the Fund and has managed a portion of the Fund since December 31, 2009. As of December 31, 2013, RBC GAM -US managed approximately $46.262 billion in assets for individuals, public entities, Taft-Hartley Plans, corporations, private nonprofits, foundations, endowments, healthcare organizations, and mutual funds. RBC GAM -US is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada. Lance F. James and George Prince are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by RBC GAM -US, each having co-managed a portion of the Fund since December 31, 2009. Mr. James is the lead portfolio manager of the Fund. Mr. James has been a Managing Director and Senior Portfolio Manager with RBC GAM -US since 2006 and is the lead portfolio manager for the Small Cap Core and Microcap strategies at RBC GAM -US. Before joining RBC GAM -US in 2006, Mr. James was a portfolio manager and research analyst for Babson Capital Management and OFI Institutional Asset Management, affiliates of Massachusetts Mutual Life Insurance Company, from 1986-2006. During his tenure with these firms, he served as head of their small/mid cap value team. Mr. Prince is a co-portfolio manager of the Fund. Mr. Prince has been a portfolio manager and senior equity analyst at RBC GAM -US since 2006. Prior to joining RBC GAM -US in 2006, Mr. Prince was a senior equity analyst at Eagle Asset Management from 2004-2006. Mr. Prince was an analyst at Babson Capital Management from 2002-2004.
The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 1.00% of its average daily net assets. The Investment Manager, in turn, pays a portion of this fee to each Subadvisor.
The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.
MANAGERS AMG TSCM GROWTH EQUITY FUND
TimesSquare Capital Management, LLC has day-to-day responsibility for managing the Fund’s portfolio and has managed the Fund since its inception. TimesSquare, located at 7 TimesSquare, 42nd Floor, New York, New York 10036, is a multi-asset class investment manager providing services to public and corporate funds, endowments and foundations, retirement plans, and other institutional accounts. As of December 31, 2013, TimesSquare managed approximately $20.4 billion in assets. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in TimesSquare.
The Fund is managed by a team of portfolio managers, analysts and other investment professionals at TimesSquare. Grant R. Babyak, Anthony Rosenthal, CFA and Kenneth C. Duca, CFA serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Babyak has served as co-manager of the Fund since its inception. Mr. Babyak is Chief Executive Officer, Managing Director, and Senior Portfolio Manager of TimesSquare since 2000 and has over 20 years of investment experience. Mr. Rosenthal has served as a co-manager of the Fund since its inception. He is a Managing Director and Senior Portfolio Manager of TimesSquare since 2000. Mr. Duca has served as a co-manager of the Fund since August 2011. He is a Director and Senior Portfolio Manager and Senior Analyst of TimesSquare, with over 20 years of experience. Messrs. Babyak, Rosenthal and Duca have been members of the TimesSquare team since 2000.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays TimesSquare a portion of this fee for its services as Subadvisor.
The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation

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Additional Information About the Funds

Fund Management (CONTINUED)
for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.
MANAGERS REAL ESTATE SECURITIES FUND
The Fund’s Subadvisor is CenterSquare Investment Management, Inc (formerly, Urdang Securities Management, Inc.). CenterSquare is a wholly owned subsidiary of The Bank of New York Mellon Corporation, the Trust’s custodian. CenterSquare, located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462, was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded REITs. As of December 31, 2013, CenterSquare managed approximately $6.8 billion in public and private real estate securities. Dean Frankel, CFA and Eric Rothman, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Frankel has served as co-manager of the Fund since March 2004. Mr. Frankel is the Global Co-Head, Real Estate Securities of CenterSquare. He joined CenterSquare in 1997 and has served as Senior Portfolio Manager since 2006. He manages CenterSquare’s proprietary research process and oversees the firm’s real estate securities trading activities. Eric Rothman joined the firm in the 2006 and is a Portfolio Manager. In his role as Portfolio Manager, Mr. Rothman is responsible for assisting Mr. Frankel for the U.S. real estate securities strategy, including market research and analysis. Prior to joining CenterSquare, Mr. Rothman was a REIT analyst with Wachovia Securities from 2001 to 2006 and an equity research analyst at AEW Capital Management, L.P. from 1997 to 2001.
The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.60% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to CenterSquare for its services as Subadvisor.
The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.
MANAGERS PIMCO BOND FUND
The Fund’s Subadvisor is Pacific Investment Management Company LLC, located at 840 Newport Center Drive, Newport Beach, California 92660. William H. Gross, CFA, Portfolio Manager of the Fund since March 1994, is a founder and Managing Director of PIMCO. Mr. Gross has served as Managing Director since the firm’s inception in 1971, and has over 42 years of professional fixed-income investment experience. In addition to serving as Subadvisor to the Fund, PIMCO assets under management were approximately $1.91 trillion as of December 31, 2013.
The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.40% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to PIMCO for its services as Subadvisor.
The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.20% per annum of the average daily net assets of the Fund.

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Shareholder Guide

Your Account
Both Managers Real Estate Securities Fund and Managers PIMCO Bond Fund offer a single share class for purchase. As an investor, you may bear shareholder servicing fees of up to 0.25% with respect to shares of Managers Real Estate Securities Fund or 0.10% with respect to shares of Managers PIMCO Bond Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks and trust companies. Because of each Funds’ Expense Limitation and Recoupment Agreement, however, shareholders currently may not effectively bear the full cost of such shareholder servicing agreements. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries.
Subject to the restrictions described above under “Managers Frontier Small Cap Growth Fund Closure,” you may invest in the Managers Frontier Small Cap Growth Fund and Managers AMG TSCM Growth Equity Fund by purchasing Investor Class, Service Class or Institutional Class share, and in the Managers Micro-Cap Fund by purchasing Service Class or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below. Investor Class shares are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in a Fund.
Each Fund and each class of shares is subject to a minimum initial investment amount, as described below.
As an investor, you pay no sales charge to invest in the Funds or to redeem out of the Funds. Your purchase or redemption of Fund shares is based on the Fund’s or class’s share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each Fund or class is equal to the Fund’s or class’s net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund’s or class’s NAV per share is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to a Fund were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Funds website at www.managersinvest.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. The Board has also adopted a policy that securities held in a Fund that invests primarily in international securities and certain foreign debt obligations held by a Fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in an index exceeding a pre-determined level).
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

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Shareholder Guide

Choosing a Share Class - Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund Only
Subject to the restrictions described above under “Managers Frontier Small Cap Growth Fund Closure,” investors can choose among three classes of shares of the Managers Frontier Small Cap Growth Fund, and Managers AMG TSCM Growth Equity Fund: Investor Class, Service Class, and Institutional Class. Investors can choose between two classes of shares of Managers Micro-Cap Fund: Service Class and Institutional Class.
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
Investor Class Shares
(Managers Frontier Small Cap Growth Fund, Managers AMG TSCM Growth Equity Fund)
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Service Class Shares
(Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund, and Managers AMG TSCM Growth Equity Fund)
Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’s NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay distribution (12b-1) fees.
Institutional Class Shares
(Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund, and Managers AMG TSCM Growth Equity Fund)
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees. The Investor Class and Service Class shares of Managers Frontier Small Cap Growth Fund and Managers AMG TSCM Growth Equity Fund, the Service Class shares of Managers Micro-Cap Fund, and the shares of Managers Real Estate Securities Fund and Managers PIMCO Bond Fund (each, a “servicing fee bearing share class”) may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The servicing fees are paid out of the assets of each servicing fee bearing share class on an ongoing basis and may increase the cost of your investment in a servicing fee bearing share class. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.
The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of each Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of each Fund over other investment options. Any such payments will not change the NAV or the price of each Fund’s shares.
Distribution and Service (12b-1) Fees

Each of Managers Frontier Small Cap Growth Fund and Managers AMG TSCM Growth Equity Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales,

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Shareholder Guide

Distribution and Service (12b-1) Fees (CONTINUED)
marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns.
Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
Subject to the restrictions described above under “Managers Frontier Small Cap Growth Fund Closure,” you may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Fund’s or class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
PROCESSING ORDERS
If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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Shareholder Guide

How to Buy or Sell Shares

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to:
Managers
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
Managers
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than (i) $50,000 for all Funds and classes other than Institutional Class shares, and (ii) $250,000 for Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our Web site at www.managersinvest.com	Go to our Website at www.managersinvest.com. Website redemptions are available only for redemptions of less than (i) $50,000 for all Funds and classes other than Institutional Class shares, and (ii) $250,000 for Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for all Funds and classes other than Institutional Class shares and $250,000 and over for Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for all Funds and classes other than Institutional Class shares and $250,000 for Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund.

40	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks. Please see “Managers Frontier Small Cap Growth Fund Closure” above regarding restrictions on purchasing shares of the Managers Frontier Small Cap Growth Fund.
	Initial Investment	Additional Investments
Managers Real Estate Securities Fund and Managers PIMCO Bond Fund
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Managers Micro-Cap Fund
Service Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000
Managers Frontier Small Cap Growth Fund
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000
Managers AMG TSCM Growth Equity Fund
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

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Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of shares of any Fund or class other than Institutional Class shares, or $250,000 or more worth of Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund or Managers AMG TSCM Growth Equity Fund, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below (a) $500 for shares of Managers Real Estate Securities Fund and Managers PIMCO Bond, Investor Class shares of Managers Frontier Small Cap Growth Fund and Managers AMG TSCM Growth Equity Fund, and Service Class shares of Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund, (b) $5,000 for Service Class shares of Managers Frontier Small Cap Growth
Fund, or (c) $50,000 for Institutional Class shares of Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund due to redemptions you make, or (ii) is below $100, but not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. Managers Frontier Small Cap Growth Fund and Managers Micro-Cap Fund may be subject to additional risks of frequent trading activities because the securities in which these Funds invest tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, these Funds may be targets for investors that seek to capitalize on price arbitrage opportunities. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the

42	Managers Investment Group

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Real Estate Securities Funds and PIMCO Bond Fund for other funds in the Trust or other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. In addition, shareholders of the Managers Frontier Small Cap Growth Fund, Managers Micro-Cap Fund and Managers AMG TSCM Growth Equity Fund may exchange their shares for the same class of shares of other funds in the Trust or other funds managed by the Investment Manager that are not subject to a sales charge (load), subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager, as described above, you also may exchange your shares of a Fund through the Investment Manager for shares in the Agency
Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions”below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

Managers Investment Group	43

Shareholder Guide

Investor Services (CONTINUED)
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Funds at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay out income dividends and net capital gain distributions, if any, annually in December, with the exception of PIMCO Bond Fund, which declares income dividends daily and pays out monthly, and Real Estate Securities Fund, which declares and pays out income dividends quarterly in March, June, September and December. The Funds normally declare and pay out net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your elections any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements. The Managers Real Estate Securities Fund and the Managers PIMCO Bond Fund do not expect a significant portion of distributions to be derived from qualified dividend income.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an

44	Managers Investment Group

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund.
In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, foreign securities or foreign currencies, and shares of other investment funds, such as REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).
Please see the SAI for more detailed tax information.
TAX WITHHOLDING
To avoid back-up withholding of U.S. income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

Managers Investment Group	45

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Financial Highlights

The following Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal years (or since inception). The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. The information below is derived from the Funds’ Financial Statements, and has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.
Managers Frontier Small Cap Growth Fund Investor Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010*
	2013	2012	2011
Net Asset Value, Beginning of Period	$18.81	$17.90	$16.70	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.14) [4]	(0.13) [5]	(0.16)	(0.11)
Net realized and unrealized gain on investments[1]	7.59	1.04	1.36	2.17
Total from investment operations	7.45	0.91	1.20	2.06
Net Asset Value, End of Period	$26.26	$18.81	$17.90	$16.70
Total Return[2]	39.61%	5.08%	7.19%	14.07% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.58% [6]	1.55%	1.55%	1.55% [13]
Ratio of expenses to average net assets (with offsets)	1.58% [6]	1.55%	1.55%	1.55% [13]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.65% [6]	1.65%	1.72%	1.94% [13]
Ratio of net investment loss to average net assets[2]	(0.64)% [6]	(0.70)%	(0.86)%	(0.91)% [13]
Portfolio turnover	65%	38%	44%	52% [12]
Net assets at end of period (000’s omitted)	$366	$474	$563	$406

Managers Investment Group	47

Financial Highlights

Managers Frontier Small Cap Growth Fund Service Class	For the fiscal year ended October 31,
	2013	2012	2011	2010 *	2009
Net Asset Value, Beginning of Year	$18.92	$17.96	$16.72	$13.42	$11.69
Income from Investment Operations:
Net investment loss[1]	(0.10) [4]	(0.09) [5]	(0.12)	(0.12)	(0.10)
Net realized and unrealized gain on investments[1]	7.66	1.05	1.36	3.42	1.83
Total from investment operations	7.56	0.96	1.24	3.30	1.73
Net Asset Value, End of Year	$26.48	$18.92	$17.96	$16.72	$13.42
Total Return[2]	39.96% [7]	5.35% [7]	7.42% [7]	24.59%	14.80%
Ratio of net expenses to average net assets (with offsets/reductions)	1.33% [6]	1.30%	1.30%	1.37%	1.46%
Ratio of expenses to average net assets (with offsets)	1.33% [6]	1.30%	1.30%	1.37%	1.46%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.40% [6]	1.40%	1.47%	1.66%	1.50%
Ratio of net investment loss to average net assets[2]	(0.43)% [6]	(0.48)%	(0.63)%	(0.78)%	(0.90)%
Portfolio turnover	65%	38%	44%	52%	136%
Net assets at end of year (000’s omitted)	$15,273	$12,664	$18,199	$18,290	$39,536

48	Managers Investment Group

Financial Highlights

Managers Frontier Small Cap Growth Fund Institutional Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010*
	2013	2012	2011
Net Asset Value, Beginning of Period	$19.04	$18.03	$16.74	$14.64
Income from Investment Operations:
Net investment loss[1]	(0.04) [4]	(0.04) [5]	(0.08)	(0.05)
Net realized and unrealized gain on investments[1]	7.72	1.05	1.37	2.15
Total from investment operations	7.68	1.01	1.29	2.10
Net Asset Value, End of Period	$26.72	$19.04	$18.03	$16.74
Total Return[2]	40.34%	5.60%	7.71%	14.34% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.08% [6]	1.05%	1.05%	1.05% [13]
Ratio of expenses to average net assets (with offsets)	1.08% [6]	1.05%	1.05%	1.05% [13]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.15% [6]	1.15%	1.22%	1.44% [13]
Ratio of net investment loss to average net assets[2]	(0.17)% [6]	(0.20)%	(0.41)%	(0.41)% [13]
Portfolio turnover	65%	38%	44%	52% [12]
Net assets at end of period (000’s omitted)	$58,117	$73,762	$77,217	$11,750

Managers Investment Group	49

Financial Highlights

Managers AMG TSCM Growth Equity Fund Investor Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010**
	2013	2012	2011
Net Asset Value, Beginning of Period	$12.75	$11.02	$10.93	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02) [8]	(0.02) [5]	(0.10)	(0.00) #
Net realized and unrealized gain on investments[1]	3.89	1.75	0.19	0.93
Total from investment operations	3.87	1.73	0.09	0.93
Distributions to Shareholders from:
Net investment income	(0.02)	—	(0.00) #	—
Net Asset Value, End of Period	$16.60	$12.75	$11.02	$10.93
Total Return[2]	30.41%	15.70%	0.84%	9.30% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.30% [9]	1.17%	1.11%	1.17% [13]
Ratio of expenses to average net assets (with offsets)	1.32% [9]	1.19%	1.19%	1.17% [13]
Ratio of total expenses to average net assets (without offsets/reductions)3	1.85% [9]	1.80%	2.04%	15.15% [13]
Ratio of net investment loss to average net assets[2]	(0.17)% [9]	(0.14)%	(0.86)%	(0.11)% [13]
Portfolio turnover	102%	87%	102%	50% [12]
Net assets at end of period (000’s omitted)	$5,046	$3,608	$2,465	$14

50	Managers Investment Group

Financial Highlights

Managers AMG TSCM Growth Equity Fund Service Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010**
	2013	2012	2011
Net Asset Value, Beginning of Period	$12.88	$11.10	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03 [8]	0.01 [5]	(0.02)	(0.00) #
Net realized and unrealized gain on investments[1]	3.93	1.77	0.18	0.94
Total from investment operations	3.96	1.78	0.16	0.94
Distributions to Shareholders from:
Net investment income	(0.04)	—	—	—
Net Asset Value, End of Period	$16.80	$12.88	$11.10	$10.94
Total Return[2]	30.88%	16.04% [7]	1.46% [7]	9.40% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90% [9]	0.96%	0.96%	1.03% [13]
Ratio of expenses to average net assets (with offsets)	0.92% [9]	0.98%	1.04%	1.03% [13]
Ratio of total expenses to average net assets (without offsets/reductions)3	1.45% [9]	1.59%	1.89%	15.00% [13]
Ratio of net investment income (loss) to average net assets[2]	0.23% [9]	0.09%	(0.17)%	0.00% #,13
Portfolio turnover	102%	87%	102%	50% [12]
Net assets at end of period (000’s omitted)	$28,281	$19,498	$18,321	$11

Managers Investment Group	51

Financial Highlights

Managers AMG TSCM Growth Equity Fund Institutional Class	For the fiscal year ended October 31,			For the fiscal period ended October 31, 2010**
	2013	2012	2011
Net Asset Value, Beginning of Period	$12.87	$11.07	$10.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.05 [8]	0.03 [5]	0.00 #	0.01
Net realized and unrealized gain on investments[1]	3.92	1.77	0.13	0.93
Total from investment operations	3.97	1.80	0.13	0.94
Distributions to Shareholders from:
Net investment income	(0.07)	—	(0.00) #	—
Net Asset Value, End of Period	$16.77	$12.87	$11.07	$10.94
Total Return[2]	31.00% [7]	16.26%	1.23%	9.40% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	0.80% [9]	0.77%	0.71%	0.79% [13]
Ratio of expenses to average net assets (with offsets)	0.82% [9]	0.79%	0.79%	0.79% [13]
Ratio of total expenses to average net assets (without offsets/reductions)3	1.35% [9]	1.40%	1.64%	14.74% [13]
Ratio of net investment income to average net assets[2]	0.35% [9]	0.26%	0.03%	0.27% [13]
Portfolio turnover	102%	87%	102%	50% [12]
Net assets at end of period (000’s omitted)	$2,965	$2,279	$1,982	$1,063

52	Managers Investment Group

Financial Highlights

Managers Micro-Cap Fund Service Class†	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$37.26	$36.03	$33.42	$26.37	$25.41
Income from Investment Operations:
Net investment loss[1]	(0.14) [4]	(0.23)	(0.27)	(0.25)	(0.21)
Net realized and unrealized gain on investments[1]	16.99	4.12	2.88	7.30	2.73
Total from investment operations	16.85	3.89	2.61	7.05	2.52
Distributions to Shareholders from:
Net investment income	(0.07)	—	—	—	—
Net realized gain on investments	(2.85)	(2.66)	—	—	(1.56)
Total distributions to shareholders	(2.92)	(2.66)	—	—	(1.56)
Net Asset Value, End of Year	$51.19	$37.26	$36.03	$33.42	$26.37
Total Return[2]	49.00%	11.55% †††	7.78%	26.73% [7]	11.34% [7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.44% [10]	1.41%	1.41%	1.50%	1.53%
Ratio of expenses to average net assets (with offsets)	1.45% [10]	1.43%	1.43%	1.52%	1.56%
Ratio of total expenses to average net assets (without offsets/reductions)3	1.65% [10]	1.68%	1.66%	1.72%	1.75%
Ratio of net investment loss to average net assets[2]	(0.33)% [10]	(0.62)%	(0.73)%	(0.84)%	(0.90)%
Portfolio turnover	96%	64%	85%	93%	82%
Net assets at end of year (000’s omitted)	$172,959	$110,732	$113,742	$135,570	$127,322

Managers Investment Group	53

Financial Highlights

Managers Micro-Cap Fund Institutional Class††	For the fiscal year ended October 31,		For the fiscal period October 1, 2011 through October 31, 2011
	2013	2012
Net Asset Value, Beginning of Period	$37.37	$36.03	$31.02
Income from Investment Operations:
Net investment loss[1]	(0.03) [4]	(0.13)	(0.01)
Net realized and unrealized gain on investments[1]	16.99	4.13	5.02
Total from investment operations	16.96	4.00	5.01
Distributions to Shareholders from:
Net investment income	(0.17)	—	—
Net realized gain on investments	(2.85)	(2.66)	—
Total distributions to shareholders	(3.02)	(2.66)	—
Net Asset Value, End of Period	$51.31	$37.37	$36.03
Total Return[2]	49.36%	11.84% †††	16.18% [12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.19% [10]	1.16%	1.17% [13]
Ratio of expenses to average net assets (with offsets)	1.20% [10]	1.18%	1.19% [13]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.40% [10]	1.43%	1.50% [13]
Ratio of net investment loss to average net assets[2]	(0.08)% [10]	(0.37)%	(0.42)% [13]
Portfolio turnover	96%	64%	85% [12]
Net assets at end of period (000’s omitted)	$44,089	$29,791	$31,735

54	Managers Investment Group

Financial Highlights

Managers Real Estate Securities Fund	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$10.07	$8.95	$8.12	$5.68	$5.55
Income from Investment Operations:
Net investment income[1]	0.11	0.09	0.06	0.08	0.12
Net realized and unrealized gain on investments[1]	0.96	1.11	0.83	2.43	0.16
Total from investment operations	1.07	1.20	0.89	2.51	0.28
Distributions to Shareholders from:
Net investment income	(0.10)	(0.08)	(0.06)	(0.07)	(0.15)
Net realized gain on investments	(0.25)	—	—	—	—
Total distributions to shareholders	(0.35)	(0.08)	(0.06)	(0.07)	(0.15)
Net Asset Value, End of Year	$10.79	$10.07	$8.95	$8.12	$5.68
Total Return[2]	10.89% [7]	13.43%	11.06%	44.47%	5.77%
Ratio of net expenses to average net assets (with offsets/reductions)	1.26% [11]	1.26%	1.41%	1.49%	1.48%
Ratio of expenses to average net assets (with offsets)	1.27% [11]	1.27%	1.42%	1.50%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.27% [11]	1.28%	1.48%	1.79%	2.47%
Ratio of net investment income to average net assets[2]	1.08% [11]	0.92%	0.69%	1.12%	2.56%
Portfolio turnover	86%	36%	75%	99%	107%
Net assets at end of year (000’s omitted)	$212,626	$168,368	$55,568	$23,787	$14,526

Managers Investment Group	55

Financial Highlights

Managers PIMCO Bond Fund	For the fiscal year ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$11.14	$10.53	$11.24	$10.61	$9.85
Net investment income	0.16 [1]	0.24 [1]	0.38	0.35	0.49
Net realized and unrealized gain (loss) on investments	(0.24) [1]	0.72 [1]	(0.25)	0.73	1.44
Total from investment operations	(0.08)	0.96	0.13	1.08	1.93
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.35)	(0.35)	(0.32)	(0.49)
Net realized gain on investments	(0.15)	—	(0.49)	(0.13)	(0.68)
Return of capital	(0.02)	—	—	—	—
Total distributions to shareholders	(0.43)	(0.35)	(0.84)	(0.45)	(1.17)
Net Asset Value, End of Year	$10.63	$11.14	$10.53	$11.24	$10.61
Total Return[2]	(0.72)%	9.31%	1.45%	10.52%	20.62%
Ratio of net expenses to average net assets (with offsets and reductions)	0.61% [14]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets (with offsets)	0.61% [14]	0.58%	0.58%	0.58%	0.58%
Ratio of total expenses to average net assets (without offsets and reductions)[3]	0.70% [14]	0.70%	0.71%	0.74%	0.78%
Ratio of net investment income to average net assets[2]	1.45% [14]	2.22%	2.54%	2.38%	3.78%
Portfolio turnover	255%	375%	495% [15]	359% [15]	531% [15]
Net assets at end of year (000’s omitted)	$1,243,510	$1,446,671	$1,239,141	$1,425,341	$1,114,164
# Rounds to less than $0.01 per share or 0.01%.
* Effective January 1, 2010, existing shares of Managers Frontier Small Cap Growth Fund were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.
** Commenced operations on July 30, 2010.
† Effective October 1, 2011, existing shares of Managers Micro-Cap Fund were reclassified and redesignated as Service Class shares.
†† As of the close of business on September 30, 2011, Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) merged into Managers Micro-Cap Fund. Each full and partial share of Institutional Micro-Cap was exchanged for shares in the new Institutional Class of Micro-Cap in an equivalent dollar amount.
†† † Returns would have been lower if not for capital inflow resulting from market timing settlements.
1Per share numbers have been calculated using average shares.
2Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
3Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) of Notes to Financial Statements.)
4Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.20), $(0.17), and $(0.09) for Managers Frontier Small Cap Growth Equity’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.31) and $(0.20) for Managers Micro-Cap Fund’s Service Class and Institutional Class shares, respectively.
5Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.16), $(0.12), and $(0.07) for Managers Frontier Small Cap Growth Equity’s Investor Class, Service Class, and Institutional Class shares, respectively, and $(0.03), $(0.01), and $0.02 for Managers AMG TSCM Growth Equity Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
6Includes non-routine extraordinary expenses amounting to 0.026%, 0.026% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
7The Total Return is based on the Financial Statement Net Asset Values as shown above.
8Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.05), $0.00, and $0.03 for Managers AMG TSCM Growth Equity Fund’s Investor Class, Service Class, and Institutional Class shares, respectively.
9Includes non-routine extraordinary expenses amounting to 0.023%, 0.023% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
10Includes non-routine extraordinary expenses amounting to 0.022% and 0.022% of average net assets for the Service Class and Institutional Class, respectively.
11Includes non-routine extraordinary expenses amounting to 0.027% of average net assets.
12Not annualized.
13Annualized.
14Includes non-routine extraordinary expenses amounting to 0.025% of average net assets.

56	Managers Investment Group

Financial Highlights

15Turnover ratio includes TBA dollar roll transactions. Had the TBA transactions been excluded the turnover ratios for the fiscal years ended 2011, 2010 and 2009 would have been 411%, 286% and 365%, respectively.

Managers Investment Group	57

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How To Contact Us

MANAGERS FRONTIER SMALL CAP GROWTH FUND
MANAGERS MICRO-CAP FUND
MANAGERS AMG TSCM GROWTH EQUITY FUND
MANAGERS REAL ESTATE SECURITIES FUND
MANAGERS PIMCO BOND FUND
INVESTMENT MANAGER AND ADMINISTRATOR
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, Connecticut 06854
203.299.3500 or 800.835.3879
DISTRIBUTOR
Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, Connecticut 06854
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria Sassine
Thomas R. Schneeweis

Managers Investment Group	59

PROSPECTUS
Managers Funds
MARCH 1, 2014

WHERE TO FIND ADDITIONAL INFORMATION
The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: Managers Funds 800 Connecticut Avenue Norwalk, Connecticut 06854-2325
•	On the Internet: Electronic copies are available on our Web site at www.managersinvest.com
Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2013 Managers Investment Group LLC
Investment Company Act Registration Number 811-06520

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.